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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

                            RUSSELL INVESTMENT FUNDS

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406


               ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  July 1, 2006 -- September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

                                                        RUSSELL INVESTMENT FUNDS

(RUSSELL INVESTMENT FUNDS LOGO)

2006 Quarterly Report


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-U.S. FUND

REAL ESTATE SECURITIES FUND

CORE BOND FUND


SEPTEMBER 30, 2006

Russell Investment Funds

Russell Investment Funds
is a series investment company
with five different investment
portfolios referred to as Funds. This
Quarterly Report reports on all five
of the Funds.

Russell Investment
Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                            Russell Investment Funds

                                Quarterly Report

                         September 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Multi-Style Equity Fund..............................................         3

Aggressive Equity Fund...............................................         8

Non-U.S. Fund........................................................        19

Real Estate Securities Fund..........................................        32

Core Bond Fund.......................................................        34

Notes to Schedules of Investments....................................        51

Notes to Quarterly Report............................................        52

Shareholder Requests for Additional Information......................        59

Copyright (c) Russell Investment Group 2006.  All rights reserved.

The Russell logo is a trademark and service mark of Russell Investment Group. Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Indexes are unmanaged and cannot be invested in directly.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Russell Investment Funds are distributed by Russell Fund Distributors, Inc. and advised by Russell Investment Management Company ("RIMco"). Effective July 1, 2006 Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, A PART OF RUSSELL INVESTMENT GROUP.

                                  [Blank Page]

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.5%
Auto and Transportation - 1.9%
Alaska Air Group, Inc. (AE)                             4,200             160
Autoliv, Inc.                                           2,600             143
CH Robinson Worldwide, Inc. (N)                        11,800             526
CSX Corp.                                              58,100           1,908
FedEx Corp.                                             4,300             467
General Motors Corp. (N)                                6,300             210
Genuine Parts Co.                                       5,400             233
Heartland Express, Inc. (N)                             2,600              41
Polaris Industries, Inc. (N)                           12,500             514
Southwest Airlines Co.                                 12,800             213
Toyota Motor Corp. - ADR (N)                            7,450             811
TRW Automotive Holdings Corp. (AE)                      4,500             108
UAL Corp. (AE)(N)                                       7,800             207
Union Pacific Corp.                                    10,800             950
United Parcel Service, Inc. Class B                     7,600             547
US Airways Group, Inc. (AE)(N)                         10,600             470
Visteon Corp. (AE)                                      2,200              18
                                                                 ------------
                                                                        7,526
                                                                 ------------

Consumer Discretionary - 12.0%
AnnTaylor Stores Corp. (AE)                             2,600             109
Apollo Group, Inc. Class A (AE)                         4,700             231
aQuantive, Inc. (AE)(N)                                 8,800             208
Best Buy Co., Inc.                                      4,700             252
Circuit City Stores, Inc. (N)                           3,300              83
Clear Channel Communications, Inc.                      7,100             205
Coach, Inc. (AE)                                       23,250             800
Costco Wholesale Corp.                                 26,600           1,321
Dick's Sporting Goods, Inc. (AE)(N)                     6,200             282
DreamWorks Animation SKG, Inc. Class A (AE)(N)          3,200              80
eBay, Inc. (AE)                                         9,300             264
Electronic Arts, Inc. (AE)                             46,700           2,600
Estee Lauder Cos., Inc. (The) Class A (N)              17,400             702
Family Dollar Stores, Inc.                              4,000             117
Federated Department Stores, Inc.                      11,300             488
Focus Media Holding, Ltd. - ADR (AE)(N)                 6,830             395
Gap, Inc. (The)                                        43,100             817
Google, Inc. Class A (AE)(N)                           12,979           5,216
Hasbro, Inc.                                           47,700           1,085
Hewitt Associates, Inc. Class A (AE)                   34,400             834
Home Depot, Inc.                                       19,400             704
InterActiveCorp (AE)(N)                                 3,500             101
Intercontinental Hotels Group PLC - ADR (AE)           33,300             587
International Flavors & Fragrances, Inc.               11,300             447
International Game Technology                          21,850             907
JC Penney Co., Inc.                                    13,200             903

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                   11,000             719
Kohl's Corp. (AE)                                      34,700           2,253
Las Vegas Sands Corp. (AE)(N)                          10,240             700
Limited Brands, Inc.                                   14,900             395
McDonald's Corp.                                      139,550           5,459
McGraw-Hill Cos., Inc. (The)                            8,900             516
News Corp. Class A                                     76,190           1,497
Nutri System, Inc. (AE)(N)                              8,550             532
Omnicom Group, Inc.                                     9,540             893
Quiksilver, Inc. (AE)(N)                               52,800             641
RadioShack Corp. (N)                                   14,800             286
Rent-A-Center, Inc. Class A (AE)                        2,900              85
RR Donnelley & Sons Co.                                27,800             916
Sabre Holdings Corp. Class A                           29,200             683
Sears Holdings Corp. (AE)                               5,900             933
ServiceMaster Co. (The) (N)                            34,700             389
Staples, Inc.                                          18,900             460
Starbucks Corp. (AE)                                   64,610           2,200
Starwood Hotels & Resorts Worldwide, Inc. (o)          22,630           1,294
Target Corp.                                           16,700             923
TJX Cos., Inc.                                         15,500             434
Urban Outfitters, Inc. (AE)(N)                         29,800             527
Viacom, Inc. Class A (AE)                              16,100             599
Wal-Mart Stores, Inc.                                  52,550           2,592
Walt Disney Co.                                        12,000             371
Waste Management, Inc.                                  9,100             334
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             16,500             213
                                                                 ------------
                                                                       46,582
                                                                 ------------

Consumer Staples - 7.4%
Altria Group, Inc.                                     45,800           3,506
Anheuser-Busch Cos., Inc.                               9,100             432
Clorox Co.                                              3,900             246
Coca-Cola Co. (The)                                    53,600           2,395
Coca-Cola Enterprises, Inc.                            14,100             294
Colgate-Palmolive Co.                                  43,600           2,707
ConAgra Foods, Inc.                                    25,400             622
Constellation Brands, Inc. Class A (AE)                18,600             535
CVS Corp.                                              21,710             697
Hershey Co. (The)                                      13,100             700
HJ Heinz Co.                                            8,200             344
Kroger Co. (The)                                       17,400             403
Molson Coors Brewing Co. Class B                       11,300             779
NBTY, Inc. (AE)                                        10,590             310

                                                      Multi-Style Equity Fund  3

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PepsiCo, Inc.                                         101,130           6,600
Procter & Gamble Co.                                  104,200           6,458
Supervalu, Inc.                                         6,600             196
Walgreen Co.                                           37,900           1,682
                                                                 ------------
                                                                       28,906
                                                                 ------------

Financial Services - 19.2%
AG Edwards, Inc.                                        8,500             453
Allstate Corp. (The)                                   11,400             715
American Express Co.                                   64,600           3,623
American International Group, Inc. (N)                109,700           7,269
AmSouth Bancorp                                        21,200             616
Annaly Capital Management, Inc. (o)(N)                 52,600             691
AON Corp.                                              58,400           1,978
Aspen Insurance Holdings, Ltd.                         17,800             460
Astoria Financial Corp.                                14,400             444
Bank of America Corp.                                 114,941           6,157
Bank of New York Co., Inc. (The)                       12,600             444
BB&T Corp. (N)                                          8,600             376
Bear Stearns Cos., Inc. (The)                           3,100             434
Capital One Financial Corp.                            13,600           1,070
CB Richard Ellis Group, Inc. Class A (AE)              17,490             430
Charles Schwab Corp. (The)                             35,730             640
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    1,290             617
Chubb Corp.                                            19,100             992
CIT Group, Inc.                                         9,000             438
Citigroup, Inc.                                        91,050           4,522
Colonial BancGroup, Inc. (The) (N)                      6,700             164
Commerce Bancorp, Inc. (N)                             12,300             452
Commerce Group, Inc.                                    1,900              57
Countrywide Financial Corp.                            24,200             848
Dow Jones & Co., Inc. (N)                              16,000             537
Equity Office Properties Trust (o)                      9,700             386
Federated Investors, Inc. Class B                      22,400             757
First Data Corp.                                       11,800             496
First Horizon National Corp. (N)                       12,200             464
Franklin Resources, Inc.                                6,000             634
Fulton Financial Corp. (N)                              1,890              31
Global Payments, Inc.                                   9,660             425
Goldman Sachs Group, Inc.                               7,070           1,196
H&R Block, Inc.                                        22,500             489
Hartford Financial Services Group, Inc.                15,600           1,353
Huntington Bancshares, Inc. (N)                        35,500             849
JPMorgan Chase & Co.                                  128,050           6,013
Keycorp                                                 4,300             161
Lehman Brothers Holdings, Inc.                          7,500             554
Loews Corp.                                            11,400             432
MBIA, Inc. (N)                                         13,600             836

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mercury General Corp.                                   8,600             427
Merrill Lynch & Co., Inc.                              26,000           2,034
Metlife, Inc.                                          10,400             589
Morgan Stanley                                         63,636           4,640
National Retail Properties, Inc. (o)                    2,200              47
New York Community Bancorp, Inc. (N)                   45,900             752
Northern Trust Corp.                                    6,700             391
PartnerRe, Ltd.                                         6,500             439
Paychex, Inc.                                          47,100           1,736
PNC Financial Services Group, Inc.                      5,800             420
Principal Financial Group, Inc.                         2,500             136
Progressive Corp. (The)                                14,900             366
Protective Life Corp.                                     100               5
Prudential Financial, Inc.                              8,200             625
Raymond James Financial, Inc.                           5,000             146
Regions Financial Corp. (N)                            12,100             445
Sky Financial Group, Inc.                               1,700              42
South Financial Group, Inc. (The) (N)                  21,100             549
St. Paul Travelers Cos., Inc. (The)                    43,261           2,028
Stancorp Financial Group, Inc. (N)                      2,300             103
SunTrust Banks, Inc. (N)                               17,000           1,314
UBS AG                                                 10,800             641
US Bancorp                                             13,300             442
Wachovia Corp.                                         36,200           2,020
Washington Mutual, Inc.                                34,100           1,482
Wells Fargo & Co.                                      98,760           3,573
WR Berkley Corp.                                        4,000             142
                                                                 ------------
                                                                       75,037
                                                                 ------------

Health Care - 13.5%
Abbott Laboratories                                    68,900           3,346
Aetna, Inc.                                             5,500             217
Allergan, Inc.                                         10,860           1,223
Amgen, Inc. (AE)                                       46,000           3,290
Baxter International, Inc.                             63,550           2,889
Bio-Rad Laboratories, Inc. Class A (AE)                   900              64
Biogen Idec, Inc. (AE)                                  2,700             121
Bristol-Myers Squibb Co.                               41,250           1,028
Cardinal Health, Inc. (N)                              21,100           1,387
Caremark Rx, Inc. (N)                                  60,300           3,417
Celgene Corp. (AE)(N)                                  10,000             433
Community Health Systems, Inc. (AE)                    17,400             650
Covance, Inc. (AE)                                     11,880             789
DaVita, Inc. (AE)                                       4,000             231
Eli Lilly & Co.                                        59,300           3,380
Express Scripts, Inc. Class A (AE)                     10,220             771

 4  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fisher Scientific International, Inc. (AE)             13,200           1,033
Genentech, Inc. (AE)                                   26,100           2,158
Gilead Sciences, Inc. (AE)                             24,320           1,671
Henry Schein, Inc. (AE)                                 8,960             449
Human Genome Sciences, Inc. (AE)(N)                    80,100             924
Intuitive Surgical, Inc. (AE)(N)                        5,220             550
Invitrogen Corp. (AE)(N)                               12,800             812
Johnson & Johnson                                      50,400           3,273
McKesson Corp.                                         12,500             659
Medco Health Solutions, Inc. (AE)                      15,600             938
Medimmune, Inc. (AE)                                   18,850             551
Medtronic, Inc.                                        20,900             971
Merck & Co., Inc.                                      20,100             842
Novartis AG - ADR                                      32,900           1,923
Panacos Pharmaceuticals, Inc. (AE)(N)                  30,700             152
PDL BioPharma, Inc. (AE)(N)                            26,900             516
Pfizer, Inc.                                          115,900           3,287
Quest Diagnostics, Inc.                                 6,600             404
St. Jude Medical, Inc. (AE)                            40,900           1,443
Stryker Corp.                                          35,200           1,746
Triad Hospitals, Inc. (AE)                             12,200             537
UnitedHealth Group, Inc.                                9,900             487
WellPoint, Inc. (AE)                                   33,600           2,589
Wyeth                                                  29,500           1,500
                                                                 ------------
                                                                       52,651
                                                                 ------------

Integrated Oils - 5.0%
Chevron Corp.                                          29,200           1,894
ConocoPhillips                                         44,900           2,673
Exxon Mobil Corp.                                      89,650           6,015
Hess Corp.                                             52,800           2,187
Marathon Oil Corp.                                     18,000           1,384
Murphy Oil Corp. (N)                                   21,300           1,013
Occidental Petroleum Corp.                             62,000           2,983
Total SA - ADR                                         18,750           1,236
                                                                 ------------
                                                                       19,385
                                                                 ------------

Materials and Processing - 4.0%
Airgas, Inc.                                            3,700             134
Alcoa, Inc.                                            16,000             449
Archer-Daniels-Midland Co.                             34,340           1,301
Avery Dennison Corp.                                    8,900             536
BHP Billiton, Ltd. - ADR (N)                           13,100             496
Bowater, Inc. (N)                                      20,800             428
Cameco Corp.                                           13,600             497
Chemtura Corp. (N)                                     36,600             317
Dow Chemical Co. (The)                                 19,300             752
Ecolab, Inc.                                            9,000             385
EI Du Pont de Nemours & Co.                            22,900             981
Imperial Chemical Industries PLC - ADR (AE)            21,200             635
International Paper Co.                                72,050           2,495

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lubrizol Corp.                                         13,100             599
Lyondell Chemical Co.                                  21,100             535
Masco Corp.                                             9,000             247
MeadWestvaco Corp. (N)                                 27,400             726
Monsanto Co.                                           26,880           1,264
Mueller Industries, Inc.                                3,000             106
Nucor Corp. (N)                                         6,200             307
OM Group, Inc. (AE)                                     3,300             145
Packaging Corp. of America                             19,100             443
Phelps Dodge Corp.                                        500              42
PPG Industries, Inc. (N)                                3,300             221
Reliance Steel & Aluminum Co.                           5,200             167
Rohm & Haas Co.                                         5,900             279
RPM International, Inc.                                23,600             448
Timken Co.                                              3,000              89
URS Corp. (AE)                                          2,000              78
Valspar Corp.                                          15,400             410
Washington Group International, Inc.                      500              30
                                                                 ------------
                                                                       15,542
                                                                 ------------

Miscellaneous - 5.1%
3M Co.                                                 40,100           2,984
General Electric Co.                                  319,820          11,290
Honeywell International, Inc.                         105,550           4,317
ITT Corp.                                               6,200             318
Johnson Controls, Inc.                                  4,800             344
Textron, Inc.                                           3,900             341
Trinity Industries, Inc. (N)                            7,600             245
                                                                 ------------
                                                                       19,839
                                                                 ------------

Other Energy - 3.1%
Anadarko Petroleum Corp.                               11,800             517
Apache Corp.                                           19,000           1,201
Baker Hughes, Inc.                                     27,700           1,889
Cameron International Corp. (AE)                        4,400             213
Frontier Oil Corp. (N)                                  2,300              61
Halliburton Co.                                       135,700           3,861
National-Oilwell Varco, Inc. (AE)                       8,240             482
Oil States International, Inc. (AE)                     1,200              33
Schlumberger, Ltd.                                     42,500           2,636
Smith International, Inc.                               5,700             221
Sunoco, Inc.                                            2,800             174
Valero Energy Corp.                                    15,400             793
                                                                 ------------
                                                                       12,081
                                                                 ------------

                                                      Multi-Style Equity Fund  5

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Producer Durables - 3.1%
Agilent Technologies, Inc. (AE)                        16,300             533
American Power Conversion Corp. (N)                    43,200             949
Applied Materials, Inc.                                43,330             768
Boeing Co.                                              7,800             615
Caterpillar, Inc.                                      28,170           1,854
Crown Castle International Corp. (AE)                  15,100             532
Cummins, Inc.                                           1,500             179
Danaher Corp.                                           8,840             607
Diebold, Inc.                                          11,100             483
Emerson Electric Co.                                    8,100             679
ESCO Technologies, Inc. (AE)(N)                         4,400             203
General Cable Corp. (AE)(N)                             1,400              53
Goodrich Corp.                                         28,100           1,139
Itron, Inc. (AE)(N)                                     3,000             167
Pentair, Inc.                                          18,600             487
Roper Industries, Inc.                                  9,500             425
Steelcase, Inc. Class A (N)                             2,400              38
Teradyne, Inc. (AE)(N)                                 23,900             314
Thermo Electron Corp. (AE)                             18,130             713
United Technologies Corp.                              19,100           1,210
                                                                 ------------
                                                                       11,948
                                                                 ------------

Technology - 13.2%
Adobe Systems, Inc. (AE)                               14,200             532
Akamai Technologies, Inc. (AE)(N)                      26,750           1,337
Analog Devices, Inc.                                   16,200             476
Anixter International, Inc.                               900              51
Apple Computer, Inc. (AE)                              68,200           5,253
Benchmark Electronics, Inc. (AE)                          800              22
Broadcom Corp. Class A (AE)                            15,100             458
Brocade Communications Systems, Inc. (AE)               6,000              42
Cadence Design Systems, Inc. (AE)                       3,300              56
Ciena Corp. (AE)(N)                                     2,100              57
Cisco Systems, Inc. (AE)                              148,000           3,404
Citrix Systems, Inc. (AE)                              11,540             418
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 4,300             319
Corning, Inc. (AE)                                     53,300           1,301
Flextronics International, Ltd. (AE)                   28,900             365
Formfactor, Inc. (AE)                                  17,700             746
General Dynamics Corp.                                  8,400             602
Hewlett-Packard Co.                                   144,550           5,304
Integrated Device Technology, Inc. (AE)                 5,400              87
Intel Corp.                                           113,000           2,324
International Business Machines Corp.                  26,900           2,204
JDS Uniphase Corp. (AE)(N)                            574,090           1,257
Juniper Networks, Inc. (AE)                            15,700             271
L-3 Communications Holdings, Inc.                      11,900             932
Linear Technology Corp.                                13,500             420
MEMC Electronic Materials, Inc. (AE)                   10,800             396

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Micron Technology, Inc. (AE)                           38,200             665
Microsoft Corp.                                       143,200           3,914
Motorola, Inc.                                        165,250           4,131
National Semiconductor Corp. (N)                       35,500             835
Nvidia Corp. (AE)                                      10,700             317
Oracle Corp. (AE)                                      14,600             259
PerkinElmer, Inc.                                      37,100             702
Qualcomm, Inc.                                        128,110           4,657
Raytheon Co.                                            6,300             303
Research In Motion, Ltd. (AE)                          20,400           2,094
SanDisk Corp. (AE)(N)                                  25,800           1,381
Sanmina-SCI Corp. (AE)                                 13,100              49
Seagate Technology, Inc. (AE)                           2,300              --
Silicon Image, Inc. (AE)                               31,500             401
Spansion, Inc. Class A (AE)(N)                          4,500              75
Sun Microsystems, Inc. (AE)(N)                         87,780             436
Synopsys, Inc. (AE)                                    10,200             201
Texas Instruments, Inc.                                65,600           2,181
Trizetto Group, Inc. (The) (AE)(N)                         52               1
Unisys Corp. (AE)                                      19,900             113
Utstarcom, Inc. (AE)(N)                                 4,100              36
                                                                 ------------
                                                                       51,385
                                                                 ------------

Utilities - 5.0%
Alltel Corp.                                            6,400             355
Ameren Corp. (N)                                        4,000             211
American Electric Power Co., Inc.                       9,900             360
AT&T, Inc.                                             71,300           2,322
Atmos Energy Corp.                                      9,700             277
BellSouth Corp.                                        59,050           2,524
Citizens Communications Co. (N)                        43,300             608
Comcast Corp. Class A (AE)                             19,000             700
Consolidated Edison, Inc. (N)                           4,700             217
Dominion Resources, Inc.                               24,550           1,878
Duke Energy Corp.                                      16,700             504
Edison International                                    4,500             187
Entergy Corp.                                          20,250           1,584
Exelon Corp.                                           22,350           1,353
Level 3 Communications, Inc. (AE)(N)                   50,300             269
NII Holdings, Inc. (AE)                                10,400             647
NiSource, Inc.                                         18,500             402
Progress Energy, Inc. - CVO                             1,300               1
SCANA Corp.                                             5,100             205
Sprint Nextel Corp.                                    75,307           1,292
TECO Energy, Inc.                                      24,900             390
Verizon Communications, Inc.                           61,900           2,298
Vodafone Group PLC - ADR (AE)                          18,725             428

 6  Multi-Style Equity Fund

RUSSELL INVESTMENT FUNDS
MULTI-STYLE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Windstream Corp. Class W (AE)(N)                       32,500             429
Wisconsin Energy Corp. (N)                              1,800              78
                                                                 ------------
                                                                       19,519
                                                                 ------------

TOTAL COMMON STOCKS
(cost $322,063)                                                       360,401
                                                                 ------------

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Scientific Games Corp. (AE)                            12,950             411
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $382)                                                               411
                                                                 ------------
SHORT-TERM INVESTMENTS - 7.3%
Russell Investment Company
   Money Market Fund                               27,175,000          27,175
United States Treasury Bills (z)(sec.)
   4.891% due 12/07/06                                  1,200           1,187
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,364)                                                         28,362
                                                                 ------------

OTHER SECURITIES - 8.5%
State Street Securities Lending
   Quality Trust (X)                               33,319,705          33,320
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $33,320)                                                         33,320
                                                                 ------------

TOTAL INVESTMENTS - 108.4%
(identified cost $384,129)                                            422,494

OTHER ASSETS AND LIABILITIES,
NET - (8.4%)                                                          (32,570)
                                                                 ------------

NET ASSETS - 100.0%                                                   389,924
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 12/06 (7)                                2,550                 71

S&P 500 E-Mini Index (CME)
   expiration date 12/06 (72)                               4,843                106

S&P 500 Index (CME)
   expiration date 12/06 (38)                              12,781                240

S&P Midcap 400 E-Mini Index (CME)
   expiration date 12/06 (114)                              8,671                157
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        574
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Multi-Style Equity Fund  7

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.0%
Auto and Transportation - 3.4%
AAR Corp. (AE)(N)                                      12,100             288
ABX Air, Inc. (AE)(N)                                  47,000             264
Aftermarket Technology Corp. (AE)                       8,500             151
Alaska Air Group, Inc. (AE)                             6,400             243
American Commercial Lines, Inc. (AE)(N)                 3,200             190
American Railcar Industries, Inc.                       5,735             167
Arctic Cat, Inc. (N)                                    2,500              41
ArvinMeritor, Inc. (N)                                 16,200             231
Autoliv, Inc.                                           8,000             441
Bristow Group, Inc. (AE)                                3,900             134
Dana Corp. (N)                                         39,700              41
EGL, Inc. (AE)                                         12,179             444
Freightcar America, Inc. (N)                            1,900             101
Grupo TMM SA - ADR (AE)                                13,500              39
Heartland Express, Inc. (N)                            11,100             174
Horizon Lines, Inc. Class A                             1,900              32
Hub Group, Inc. Class A (AE)                           11,114             253
Kansas City Southern (AE)                               5,800             158
Kirby Corp. (AE)(N)                                     5,300             166
Laidlaw International, Inc.                            11,300             309
Marten Transport, Ltd. (AE)(N)                          1,619              28
Navistar International Corp. (AE)(N)                   15,200             392
Noble International, Ltd. (N)                           1,800              22
Oshkosh Truck Corp. (N)                                 5,500             278
Overseas Shipholding Group, Inc. (N)                    1,600              99
PAM Transportation Services (AE)(N)                     2,100              53
Saia, Inc. (AE)(N)                                      5,200             169
Standard Motor Products, Inc. (AE)                      1,000              12
Tidewater, Inc.                                         1,800              80
TRW Automotive Holdings Corp. (AE)                     11,200             270
UAL Corp. (AE)(N)                                      11,500             306
Universal Truckload Services, Inc. (AE)(N)              3,700              96
US Xpress Enterprises, Inc. Class A (AE)(N)             3,400              79
UTI Worldwide, Inc.                                    21,813             610
Visteon Corp. (AE)                                     19,300             157
Wabtec Corp.                                           24,349             661
YRC Worldwide, Inc. (AE)(N)                             8,500             315
                                                                 ------------
                                                                        7,494
                                                                 ------------
Consumer Discretionary - 16.9%
24/7 Real Media, Inc. (AE)(N)                          21,200             181
Abercrombie & Fitch Co. Class A                         5,180             360
Activision, Inc. (AE)(N)                               17,300             261
Adesa, Inc.                                             8,700             201
Advance Auto Parts, Inc.                                2,100              69
Advisory Board Co. (The) (AE)                           8,062             407
Aeropostale, Inc. (AE)                                  6,500             190
Ambassadors Group, Inc.                                 6,980             197

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Greetings Corp. Class A (N)                   14,030             324
AMN Healthcare Services, Inc. (AE)                     38,300             910
AnnTaylor Stores Corp. (AE)(N)                          7,000             293
aQuantive, Inc. (AE)(N)                                18,330             433
Asbury Automotive Group, Inc. (AE)                      8,600             177
Autonation, Inc. (AE)(N)                                2,949              62
Baidu.com - ADR (AE)(N)                                 2,500             219
Bally Technologies, Inc. (AE)(N)                        7,200             127
Barnes & Noble, Inc.                                    3,000             114
Bebe Stores, Inc.                                       9,323             231
Belo Corp. Class A (N)                                 11,222             177
Big Lots, Inc. (AE)(N)                                 36,078             715
Blyth, Inc.                                             2,400              58
Bon-Ton Stores, Inc. (The) (N)                          1,350              40
Bright Horizons Family Solutions, Inc. (AE)(N)          5,000             209
Brown Shoe Co., Inc.                                    6,650             238
Cache, Inc. (AE)                                          200               4
Carmax, Inc. (AE)(N)                                   10,300             430
Catalina Marketing Corp. (AE)(N)                       12,878             354
Central Parking Corp. (AE)(N)                           2,900              48
Cenveo, Inc. (AE)(N)                                    2,650              50
Charming Shoppes, Inc. (AE)(N)                         20,800             297
Children's Place Retail Stores, Inc. (The) (AE)         1,585             101
Choice Hotels International, Inc. (N)                  11,340             464
Christopher & Banks Corp. (N)                          13,500             398
Churchill Downs, Inc. (N)                                 900              38
Circuit City Stores, Inc. (N)                           1,800              45
Citadel Broadcasting Corp. (N)                          8,700              82
Claire's Stores, Inc. (N)                              10,300             300
Coach, Inc. (AE)                                        8,649             298
Consolidated Graphics, Inc. (AE)                        3,100             187
Convergys Corp. (AE)                                   18,200             376
Corinthian Colleges, Inc. (AE)                         12,700             137
Corrections Corp. of America (AE)                      32,650           1,411
Cox Radio, Inc. Class A (AE)(N)                        15,400             236
CROCS, Inc. (AE)(N)                                    20,400             693
Ctrip.com International, Ltd. - ADR (N)                   800              36
DeVry, Inc. (AE)(N)                                    12,200             259
Diamond Management & Technology Consultants,
   Inc. Class A (AE)                                    2,500              28
Dick's Sporting Goods, Inc. (AE)                        2,400             109
Dillard's, Inc. Class A (N)                             7,800             255
Dollar Thrifty Automotive Group (AE)(N)                 8,300             370

 8  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. Class A (AE)(N)         15,000             374
Dress Barn, Inc. (AE)(N)                               12,300             268
Earthlink, Inc. (AE)(N)                                25,500             185
Elizabeth Arden, Inc. (AE)(N)                           8,300             134
Entercom Communications Corp. Class A (N)               5,500             139
Family Dollar Stores, Inc. (N)                         10,200             298
Forrester Research, Inc. (AE)                           9,600             253
FTD Group, Inc. (AE)                                    4,300              66
Furniture Brands International, Inc. (N)                8,400             160
Gemstar-TV Guide International, Inc. (AE)             181,800             604
Global Imaging Systems, Inc. (AE)                      10,800             238
Great Wolf Resorts, Inc. (AE)                           6,100              73
Group 1 Automotive, Inc.                                8,044             401
Guess?, Inc. (AE)(N)                                   10,600             514
Hasbro, Inc.                                           20,900             475
Hooker Furniture Corp. (N)                              1,000              15
Iconix Brand Group, Inc. (AE)(N)                       26,070             420
IKON Office Solutions, Inc.                            32,204             433
Infospace, Inc. (AE)(N)                                24,000             443
ITT Educational Services, Inc. (AE)(N)                  7,300             484
J Crew Group, Inc. (AE)(N)                             10,700             322
Jack in the Box, Inc. (AE)                              6,300             329
Jackson Hewitt Tax Service, Inc. (N)                    7,800             234
Jarden Corp. (AE)(N)                                    5,900             195
Jo-Ann Stores, Inc. (AE)(N)                            11,700             196
Jones Apparel Group, Inc.                               4,506             146
Journal Register Co.                                    5,200              29
K-Swiss, Inc. Class A (N)                               2,100              63
Kellwood Co. (N)                                       19,179             553
Korn/Ferry International (AE)(N)                       27,259             571
Labor Ready, Inc. (AE)                                 13,500             215
Landry's Restaurants, Inc. (N)                          2,900              87
Leapfrog Enterprises, Inc. Class A (AE)(N)             12,000              95
Lee Enterprises, Inc. (N)                               4,900             124
Life Time Fitness, Inc. (AE)(N)                        16,700             773
Lightbridge, Inc. (AE)(N)                              41,200             483
Lithia Motors, Inc. Class A (N)                         2,900              72
Live Nation, Inc. (AE)                                  2,100              43
Lone Star Steakhouse & Saloon, Inc. (N)                 8,500             236
Manpower, Inc.                                          5,818             356
Marvel Entertainment, Inc. (AE)(N)                     28,200             681
Men's Wearhouse, Inc. (The) (N)                         4,800             179
Movado Group, Inc.                                      3,800              97
MPS Group, Inc. (AE)(N)                                24,837             375
MSC Industrial Direct Co., Inc. Class A (N)             3,300             134
Netratings, Inc. (AE)(N)                                2,900              41
Nutri System, Inc. (AE)(N)                              4,500             280

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
O'Reilly Automotive, Inc. (AE)                         10,485             348
Orient-Express Hotels, Ltd. Class A                    12,813             479
Pantry, Inc. (The) (AE)                                   500              28
Papa John's International, Inc. (AE)(N)                 4,600             166
PDI, Inc. (AE)(N)                                       1,400              16
Penn National Gaming, Inc. (AE)                         8,006             292
Perficient, Inc. (AE)(N)                               17,000             267
Perry Ellis International, Inc. (AE)(N)                 2,400              74
PHH Corp. (AE)(N)                                      30,556             837
Phillips-Van Heusen Corp.                               6,100             255
Pier 1 Imports, Inc. (N)                               22,000             163
Pre-Paid Legal Services, Inc. (N)                       5,077             201
Prestige Brands Holdings, Inc. (AE)(N)                 23,700             264
ProQuest Co. (AE)(N)                                    7,800             102
Quiksilver, Inc. (AE)(N)                               16,000             194
Radio One, Inc. Class D (AE)                           13,700              86
RadioShack Corp. (N)                                   13,600             262
RC2 Corp. (AE)(N)                                       7,700             258
Rent-A-Center, Inc. Class A (AE)                        3,300              97
Republic Services, Inc. Class A                         5,786             233
Rush Enterprises, Inc. Class B (AE)                     1,700              26
Scholastic Corp. (AE)(N)                                9,200             287
Shoe Carnival, Inc. (AE)                                7,200             182
Sonic Automotive, Inc. Class A (N)                     18,880             436
Source Interlink Cos., Inc. (AE)(N)                     9,490              90
Spanish Broadcasting System, Inc. Class A
   (AE)(N)                                              5,000              22
Speedway Motorsports, Inc.                              2,900             106
Spherion Corp. (AE)                                    76,500             547
Stanley Works (The)                                    10,421             519
Stewart Enterprises, Inc. Class A (N)                  33,800             198
Tech Data Corp. (AE)                                    8,560             313
TeleTech Holdings, Inc. (AE)(N)                        29,000             453
Tiffany & Co.                                           8,800             292
Tim Hortons, Inc. (AE)(N)                              10,100             266
Topps Co., Inc. (The) (N)                               8,200              73
Trans World Entertainment Corp. (AE)                    1,000               6
Tuesday Morning Corp. (N)                              13,700             190
Tween Brands, Inc. (AE)(N)                              9,190             346
Unifirst Corp.                                          1,500              47
United Auto Group, Inc. (N)                            15,800             370
United Online, Inc.                                    14,800             180
USANA Health Sciences, Inc. (AE)(N)                     3,400             152
Valassis Communications, Inc. (AE)                      5,700             101
Warnaco Group, Inc. (The) (AE)(N)                      12,500             242
Waste Connections, Inc. (AE)                            5,743             218

                                                       Aggressive Equity Fund  9

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Watson Wyatt Worldwide, Inc. Class A (N)                  800              33
WESCO International, Inc. (AE)(N)                       5,400             313
                                                                 ------------
                                                                       36,716
                                                                 ------------

Consumer Staples - 1.6%
Boston Beer Co., Inc. Class A (AE)                      1,500              49
Church & Dwight Co., Inc. (N)                           9,200             360
Dean Foods Co. (AE)                                     5,600             235
Flowers Foods, Inc.                                     1,600              43
Great Atlantic & Pacific Tea Co. (N)                    4,123              99
J&J Snack Foods Corp.                                   1,100              34
Longs Drug Stores Corp. (N)                            12,918             594
M&F Worldwide Corp. (AE)                               21,620             318
Molson Coors Brewing Co. Class B (N)                    4,300             296
National Beverage Corp. (N)                             4,600              55
Pathmark Stores, Inc. (AE)(N)                           9,700              97
PepsiAmericas, Inc.                                    12,200             260
Performance Food Group Co. (AE)(N)                      4,797             135
Ralcorp Holdings, Inc. (AE)                             4,800             232
Seaboard Corp. (N)                                        161             194
Smithfield Foods, Inc. (AE)(N)                         14,548             393
Spartan Stores, Inc. (N)                                3,700              63
                                                                 ------------
                                                                        3,457
                                                                 ------------

Financial Services - 18.6%
21st Century Insurance Group (N)                       12,300             184
Advent Software, Inc. (AE)(N)                          17,100             619
Affiliated Managers Group, Inc. (AE)                    7,865             787
Affirmative Insurance Holdings, Inc. (N)                1,500              22
AG Edwards, Inc.                                        6,300             336
Alleghany Corp. (AE)(N)                                   787             227
Alliance Data Systems Corp. (AE)(N)                    18,503           1,021
AMB Property Corp. (o)                                  9,200             507
Amcore Financial, Inc. (N)                              7,400             224
American Financial Group, Inc. (N)                      6,400             300
American Home Mortgage Investment Corp. (o)(N)         24,546             856
American Physicians Capital, Inc. (AE)                  1,200              58
AmeriCredit Corp. (AE)(N)                              16,300             407
Anthracite Capital, Inc. (o)(N)                        42,922             552
Ashford Hospitality Trust, Inc. (o)(N)                 14,000             167
Associated Banc-Corp. (N)                               7,899             257
Assurant, Inc.                                          7,359             393
Bancfirst Corp.                                         1,000              47
Bank of Hawaii Corp.                                    3,300             159
Bankunited Financial Corp. Class A (N)                 15,400             401
Banner Corp.                                            1,000              41
BlackRock, Inc. Class A (N)                             1,500             224
BOK Financial Corp.                                     1,030              54
Brookline Bancorp, Inc. (N)                            16,700             230

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital Trust, Inc. Class A (o)(N)                      2,100              86
CapitalSource, Inc. (o)(N)                             11,100             287
Cathay General Bancorp (N)                              1,800              65
CBL & Associates Properties, Inc. (o)(N)                5,200             218
Chittenden Corp.                                        1,800              52
CIT Group, Inc.                                         4,000             195
City National Corp. (N)                                10,640             714
Colonial BancGroup, Inc. (The) (N)                     16,000             392
Commerce Bancshares, Inc. (N)                           2,200             111
Commerce Group, Inc.                                    5,200             156
Community Bank System, Inc. (N)                         9,500             211
CompuCredit Corp. (AE)(N)                               1,457              44
Conseco, Inc. (AE)(N)                                  32,000             672
Corus Bankshares, Inc. (N)                             14,460             323
Cousins Properties, Inc. (o)(N)                         5,000             171
Covanta Holding Corp. (AE)(N)                          13,100             282
Credit Acceptance Corp. (AE)(N)                         2,600              77
Cybersource Corp. (AE)(N)                              23,000             272
Deerfield Triarc Capital Corp. (o)                      6,700              88
Delphi Financial Group Class A                         11,386             454
Deluxe Corp. (N)                                        6,900             118
DiamondRock Hospitality Co. (o)(p)                     12,400             206
DiamondRock Hospitality Co. (o)(N)                     13,000             216
Digital Insight Corp. (AE)                              3,345              98
Downey Financial Corp. (N)                              1,800             120
Duke Realty Corp. (o)                                   2,300              86
Dun & Bradstreet Corp. (AE)(N)                          1,700             127
Equity One, Inc. (o)(N)                                 4,100              98
Euronet Worldwide, Inc. (AE)                            6,828             168
Federal Realty Investors Trust (o)(N)                   5,300             394
FelCor Lodging Trust, Inc. (o)                         10,600             213
Fidelity Bankshares, Inc. (N)                           4,100             160
Fieldstone Investment Corp. (o)(N)                     15,600             136
First American Corp. (N)                               14,200             601
First Cash Financial Services, Inc. (AE)                3,193              66
First Citizens BancShares, Inc. Class A                   600             115
First Community Bancorp, Inc.                           1,800             101
First Financial Bankshares, Inc. (N)                    1,000              38
First Indiana Corp. (AE)(N)                             1,951              51
First Niagara Financial Group, Inc. (N)                 1,700              25
First Regional Bancorp (AE)(N)                          3,000             102
FirstFed Financial Corp. (AE)(N)                        8,400             476
Franklin Street Properties Corp. (o)(N)                 7,500             149
Fulton Financial Corp. (N)                              7,260             118

 10  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GFI Group, Inc. (AE)(N)                                 2,200             122
Global Payments, Inc.                                  22,278             980
Greater Bay Bancorp (N)                                14,000             395
Hanmi Financial Corp. (N)                               5,700             112
Hanover Insurance Group, Inc. (The)                     7,900             353
Harleysville Group, Inc.                                1,000              35
HCC Insurance Holdings, Inc. (N)                       10,250             337
Health Care Property Investors, Inc. (o)                6,700             208
Health Care REIT, Inc. (o)                              1,000              40
HealthExtras, Inc. (AE)(N)                             16,000             453
Horace Mann Educators Corp.                             5,000              96
Hospitality Properties Trust (o)(N)                     7,300             345
HRPT Properties Trust (o)(N)                           44,600             533
IBERIABANK Corp. (N)                                      900              55
IMPAC Mortgage Holdings, Inc. (o)(N)                   18,300             171
IndyMac Bancorp, Inc. (N)                              10,600             436
Innkeepers USA Trust (o)                                1,900              31
International Securities Exchange Holdings, Inc.
   Class A (N)                                          4,800             225
Intersections, Inc. (AE)(N)                             1,100              10
Intervest Bancshares Corp. Class A (AE)(N)              4,200             183
Investors Real Estate Trust (o)(N)                      2,600              25
iStar Financial, Inc. (o)(N)                            7,650             319
ITLA Capital Corp. (N)                                    500              27
Jefferies Group, Inc.                                  13,900             396
JER Investors Trust, Inc. (o)(N)                        8,468             145
JER Investors Trust, Inc. (AE)(A)                       9,200             156
Jones Lang LaSalle, Inc. (N)                            2,600             222
KKR Financial Corp. (o)(N)                             12,650             310
Knight Capital Group, Inc. Class A (AE)(N)             31,400             571
LandAmerica Financial Group, Inc. Class A (N)           9,790             644
Legg Mason, Inc.                                        3,374             340
Liberty Property Trust (o)(N)                           7,000             335
Luminent Mortgage Capital, Inc. (o)(N)                 10,100             104
Macatawa Bank Corp. (N)                                 9,904             227
Mack-Cali Realty Corp. (o)                              8,200             425
MAF Bancorp, Inc. (N)                                   2,300              95
Marshall & Ilsley Corp. (N)                             4,040             195
MB Financial, Inc. (AE)(N)                              2,000              74
Medical Properties Trust, Inc. (o)(N)                  14,300             191
Mercantile Bank Corp. (N)                               5,635             223
Mercantile Bankshares Corp.                            12,476             453
Mid-America Apartment Communities, Inc. (o)             4,200             257
Municipal Mortgage & Equity LLC (N)                     1,600              45
National Health Investors, Inc. (o)(N)                  2,300              65
National Retail Properties, Inc. (o)(N)                20,500             443
Nationwide Financial Services, Inc. (N)                 5,900             284
Navigators Group, Inc. (AE)(N)                          5,600             269

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Century Financial Corp. (o)(N)                     10,900             428
New York Community Bancorp, Inc. (N)                    3,900              64
Newcastle Investment Corp. (o)(N)                      13,300             365
NorthStar Realty Finance Corp. (o)(N)                   4,100              52
Oak Hill Financial, Inc.                                7,200             178
OceanFirst Financial Corp. (N)                          1,503              32
Ohio Casualty Corp.                                     7,400             191
Old Republic International Corp.                       12,875             285
Open Solutions, Inc. (AE)(N)                           20,400             588
Philadelphia Consolidated Holding Co. (AE)              7,000             278
Portfolio Recovery Associates, Inc. (AE)(N)             8,000             351
Preferred Bank                                          3,700             222
Presidential Life Corp. (N)                             4,900             110
ProAssurance Corp. (AE)                                12,244             603
Protective Life Corp.                                   2,900             133
Provident Financial Services, Inc. (N)                  5,300              98
PS Business Parks, Inc. (o)                             1,600              96
R&G Financial Corp. Class B                             8,400              63
Raymond James Financial, Inc.                          13,000             380
Realty Income Corp. (o)(N)                              9,800             242
Regency Centers Corp. (o)                               2,100             144
Reinsurance Group of America, Inc.                      2,735             142
Rewards Network, Inc. (AE)(N)                           5,200              25
RLI Corp. (N)                                           2,100             107
Ryder System, Inc. (N)                                 10,700             553
S1 Corp. (AE)(N)                                       13,700              63
Safety Insurance Group, Inc. (N)                        6,300             307
Scottish Re Group, Ltd. (N)                            15,100             164
SeaBright Insurance Holdings, Inc. (AE)                 8,550             119
SEI Investments Co. (N)                                 7,300             410
Selective Insurance Group, Inc.                           600              32
Senior Housing Properties Trust (o)(N)                 12,160             259
Sky Financial Group, Inc.                               5,000             125
Spirit Finance Corp. (o)(N)                            23,790             276
Stancorp Financial Group, Inc.                          8,800             393
Sterling Bancorp (N)                                    1,260              25
Sterling Bancshares, Inc.                               7,600             154
Sterling Financial Corp. (N)                            1,000              22
Stewart Information Services Corp. (N)                  3,660             127
Susquehanna Bancshares, Inc.                            5,200             127
TCF Financial Corp. (N)                                 4,800             126
TNS, Inc. (AE)(N)                                      14,800             223
Tower Group, Inc. (N)                                  23,411             781

                                                      Aggressive Equity Fund  11

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UMB Financial Corp.                                     1,400              51
Umpqua Holdings Corp. (N)                               1,200              34
United PanAm Financial Corp. (AE)(N)                   12,500             194
United Rentals, Inc. (AE)(N)                           22,600             525
Unitrin, Inc.                                           5,100             225
Ventas, Inc. (o)(N)                                     7,175             277
Waddell & Reed Financial, Inc. Class A                  1,700              42
Washington Real Estate Investment Trust (o)(N)          4,000             159
Weingarten Realty Investors (o)                         1,200              52
Whitney Holding Corp.                                   3,700             132
Williams Scotsman International, Inc. (AE)(N)           2,900              62
Willow Financial Bancorp, Inc. (N)                      2,000              31
Wilshire Bancorp, Inc. (N)                              4,128              79
World Acceptance Corp. (AE)(N)                          2,600             114
Wright Express Corp. (AE)                               1,100              24
Zenith National Insurance Corp. (N)                     4,500             180
                                                                 ------------
                                                                       40,529
                                                                 ------------

Health Care - 11.1%
Abraxis BioScience, Inc. (AE)(N)                        5,000             139
Accelrys, Inc. (AE)                                    17,800             112
Advanced Medical Optics, Inc. (AE)(N)                   1,900              75
Albany Molecular Research, Inc. (AE)(N)                13,800             129
Alkermes, Inc. (AE)(N)                                 35,200             558
Alliance Imaging, Inc. (AE)(N)                          3,400              27
Allscripts Healthcare Solutions, Inc. (AE)             19,214             431
Alpharma, Inc. Class A                                  8,900             208
Amedisys, Inc. (AE)(N)                                  8,900             353
American Medical Systems Holdings, Inc. (AE)           30,508             562
Analogic Corp. (N)                                      3,500             180
Applera Corp. - Celera Genomics Group (AE)(N)          68,900             959
Arqule, Inc. (AE)(N)                                    2,000               8
Arthrocare Corp. (AE)                                   9,653             452
Beckman Coulter, Inc.                                   1,800             104
Bio-Rad Laboratories, Inc. Class A (AE)                 5,037             356
Caraco Pharmaceutical Laboratories, Ltd. (AE)(N)        5,200              53
Centene Corp. (AE)(N)                                   6,600             109
Cerner Corp. (AE)(N)                                    1,300              59
Charles River Laboratories International, Inc.
   (AE)(N)                                              4,400             191
Community Health Systems, Inc. (AE)(N)                 25,765             962
Conor Medsystems, Inc. (AE)(N)                         10,000             236
Cooper Cos., Inc. (The) (N)                             5,500             294

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Covance, Inc. (AE)(N)                                   4,000             266
Cytyc Corp. (AE)(N)                                     7,600             186
Dade Behring Holdings, Inc.                            12,649             508
DaVita, Inc. (AE)(N)                                   22,136           1,281
Discovery Laboratories, Inc. (AE)(N)                   11,900              25
Emdeon Corp. (AE)                                      28,700             336
Endo Pharmaceuticals Holdings, Inc. (AE)(N)            21,600             703
Exelixis, Inc. (AE)                                     4,600              40
Flamel Technologies SA - ADR (AE)(N)                    3,100              58
Genesis HealthCare Corp. (AE)                           2,550             121
Greatbatch, Inc. (AE)(N)                                5,100             115
Healthcare Services Group (N)                           9,000             226
Healthspring, Inc. (AE)                                 4,800              92
HealthTronics, Inc. (AE)(N)                            15,800              97
Healthways, Inc. (AE)(N)                                9,939             443
Henry Schein, Inc. (AE)(N)                             10,606             532
Hologic, Inc. (AE)                                     10,066             438
Illumina, Inc. (AE)(N)                                 35,866           1,185
Integra LifeSciences Holdings Corp. (AE)(N)             6,200             232
Intralase Corp. (AE)(N)                                17,900             353
Inverness Medical Innovations, Inc. (AE)(N)             6,000             209
King Pharmaceuticals, Inc. (AE)(N)                     19,200             327
Kyphon, Inc. (AE)(N)                                    4,800             180
LCA-Vision, Inc.                                        5,072             210
LHC Group, Inc. (AE)(N)                                 4,400              98
Lifecell Corp. (AE)(N)                                 22,300             719
LifePoint Hospitals, Inc. (AE)(N)                       9,200             325
Lincare Holdings, Inc. (AE)(N)                          7,100             246
Medcath Corp. (AE)(N)                                   2,100              63
Mentor Corp.                                            6,668             336
MGI Pharma, Inc. (AE)(N)                                9,200             158
Millennium Pharmaceuticals, Inc. (AE)(N)                8,100              81
Millipore Corp. (AE)                                    3,800             233
Molina Healthcare, Inc. (AE)(N)                        10,400             368
Myriad Genetics, Inc. (AE)(N)                           7,400             182
Neurocrine Biosciences, Inc. (AE)(N)                    5,000              54
Noven Pharmaceuticals, Inc. (AE)                        2,100              51
Pain Therapeutics, Inc. (AE)(N)                        19,400             167
Patterson Cos., Inc. (AE)(N)                           15,691             527
Pharmacopeia Drug Discovery, Inc. (AE)(N)              10,250              39
Pharmacyclics, Inc. (AE)(N)                             1,600               8
Phase Forward, Inc. (AE)                               18,900             226
PolyMedica Corp.                                        6,300             270

 12  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Psychiatric Solutions, Inc. (AE)                        8,851             302
Quality Systems, Inc.                                   9,880             383
Renovis, Inc. (AE)(N)                                   1,600              22
Res-Care, Inc. (AE)                                     5,400             109
ResMed, Inc. (AE)(N)                                    2,800             113
Respironics, Inc. (AE)                                  7,300             282
Sciclone Pharmaceuticals, Inc. (AE)(N)                  4,600              11
Sciele Pharma, Inc. (AE)(N)                            10,470             197
Sierra Health Services, Inc. (AE)(N)                   17,126             648
SonoSite, Inc. (AE)(N)                                  5,100             145
Stericycle, Inc. (AE)(N)                                4,200             293
STERIS Corp.                                           10,100             243
Sunrise Senior Living, Inc. (AE)(N)                     7,729             231
Techne Corp. (AE)                                       4,704             239
United Surgical Partners International, Inc.
   (AE)                                                 1,405              35
Universal Health Services, Inc. Class B                 3,000             180
Valeant Pharmaceuticals International (N)               9,100             180
Varian Medical Systems, Inc. (AE)                       4,709             251
Ventana Medical Systems, Inc. (AE)(N)                   5,300             216
Watson Pharmaceuticals, Inc. (AE)                      13,500             353
WellCare Health Plans, Inc. (AE)(N)                    10,800             612
Zoll Medical Corp. (AE)                                 2,000              72
Zymogenetics, Inc. (AE)(N)                              8,600             145
                                                                 ------------
                                                                       24,133
                                                                 ------------

Materials and Processing - 9.3%
Advanced Magnetics, Inc. (AE)(N)                        5,500             188
Affordable Residential Communities (AE)(N)              6,000              58
Airgas, Inc.                                           15,293             553
Albemarle Corp. (AE)                                    5,500             299
Aleris International, Inc. (AE)                         7,770             393
Amrep Corp. (N)                                         4,000             195
Ashland, Inc. (N)                                       9,500             606
Barnes Group, Inc. (N)                                  8,800             155
BlueLinx Holdings, Inc. (N)                             6,121              58
Cambrex Corp. (N)                                       8,700             180
Century Aluminum Co. (AE)(N)                           12,605             424
Ceradyne, Inc. (AE)(N)                                  2,400              99
CF Industries Holdings, Inc.                           17,500             299
Chaparral Steel Co. (AE)                                5,600             191
Chesapeake Corp. (N)                                    3,100              44
Chicago Bridge & Iron Co. NV                           10,883             262
Comfort Systems USA, Inc. (N)                          34,700             398
Commercial Metals Co.                                   7,000             142
Constar International, Inc. (AE)(N)                     9,800              58
Crown Holdings, Inc. (AE)                               6,100             113
Cytec Industries, Inc.                                  5,900             328
Dycom Industries, Inc. (AE)(N)                         10,900             234
ElkCorp (N)                                             7,400             201

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
EMCOR Group, Inc. (AE)(N)                              16,000             877
Energizer Holdings, Inc. (AE)(N)                        5,290             381
Energy Conversion Devices, Inc. (AE)                    3,987             148
Ferro Corp.                                             8,200             146
FMC Corp. (N)                                           6,000             384
Granite Construction, Inc. (N)                          7,100             379
Greif, Inc. Class A                                       900              72
Griffon Corp. (AE)(N)                                   9,000             215
Harsco Corp.                                            8,200             637
HB Fuller Co.                                          14,600             342
Hercules, Inc. (AE)(N)                                 33,400             527
Infrasource Services, Inc. (AE)                         1,700              30
Innospec, Inc.                                            900              27
Insituform Technologies, Inc. Class A (AE)(N)          16,000             388
Jacuzzi Brands, Inc. (AE)                               8,400              84
Lennox International, Inc.                              5,000             114
LSI Industries, Inc. (N)                                1,700              28
Lubrizol Corp.                                          9,500             434
Martin Marietta Materials, Inc. (N)                       900              76
Metal Management, Inc.                                  6,400             178
Mueller Industries, Inc. (N)                           21,100             742
Mueller Water Products, Inc. Class A (AE)              19,412             284
Myers Industries, Inc. (N)                             10,300             175
Newkirk Realty Trust, Inc. (N)                         12,200             201
NewMarket Corp.                                        10,480             610
Olympic Steel, Inc. (N)                                16,400             408
OM Group, Inc. (AE)                                     8,100             356
Packaging Corp. of America                             26,400             612
Perini Corp. (AE)                                       2,000              42
PGT, Inc. (AE)                                          1,100              15
PolyOne Corp. (AE)(N)                                  13,000             108
Quanex Corp. (N)                                       12,900             392
Reliance Steel & Aluminum Co.                          11,500             370
Rockwood Holdings, Inc. (AE)(N)                         7,900             158
Rogers Corp. (AE)(N)                                   13,600             840
RTI International Metals, Inc. (AE)(N)                  4,800             209
Schulman A, Inc. (N)                                    7,800             183
Seattle Genetics, Inc. (AE)(N)                            800               4
Silgan Holdings, Inc.                                   6,280             236
Sonoco Products Co.                                    10,700             360
Spartech Corp.                                          6,700             179
Standard Register Co. (The) (N)                         2,600              34
Steel Dynamics, Inc. (N)                                  700              35
Stepan Co.                                              1,459              43
Superior Essex, Inc. (AE)                              14,300             490
Trammell Crow Co. (AE)                                  8,875             324
URS Corp. (AE)                                          6,100             237

                                                      Aggressive Equity Fund  13

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USG Corp. (AE)(N)                                       3,300             155
Valmont Industries, Inc. (N)                            7,800             408
Washington Group International, Inc.                   17,041           1,003
Westlake Chemical Corp. (N)                             2,400              77
Xerium Technologies, Inc.                               1,800              20
                                                                 ------------
                                                                       20,255
                                                                 ------------

Miscellaneous - 1.5%
Castlepoint Holdings, Ltd. (AE)(p)                     30,900             340
Foster Wheeler, Ltd. (AE)(N)                            7,400             286
Hillenbrand Industries, Inc. (N)                        6,600             376
Lancaster Colony Corp.                                  1,200              54
McDermott International, Inc. (AE)                     20,740             867
SPX Corp.                                              10,600             566
Trinity Industries, Inc. (N)                           14,300             460
Walter Industries, Inc.                                 7,652             327
Wesco Financial Corp.                                     150              65
                                                                 ------------
                                                                        3,341
                                                                 ------------

Other Energy - 4.1%
Alon USA Energy, Inc. (N)                               1,800              53
Atwood Oceanics, Inc. (AE)                              3,200             144
Basic Energy Services, Inc. (AE)                       10,800             264
Bois d'Arc Energy, Inc. (AE)(N)                         5,200              80
Bronco Drilling Co., Inc. (AE)(N)                       1,400              25
Cameron International Corp. (AE)                        5,407             261
Cimarex Energy Co. (N)                                  9,100             320
Complete Production Services, Inc. (AE)                 1,000              20
Comstock Resources, Inc. (AE)(N)                        2,000              54
Core Laboratories NV (AE)                               9,864             629
Diamond Offshore Drilling, Inc.                         4,338             314
Dresser-Rand Group, Inc. (AE)(N)                        5,900             120
Edge Petroleum Corp. (AE)(N)                            1,400              23
ENSCO International, Inc. (N)                           5,400             237
Equitable Resources, Inc. (N)                           5,300             185
FMC Technologies, Inc. (AE)                             1,100              59
Forest Oil Corp. (AE)(N)                                5,100             161
Foundation Coal Holdings, Inc.                          5,900             191
Frontier Oil Corp. (N)                                  7,600             202
Global Industries, Ltd. (AE)(N)                        25,570             398
Helix Energy Solutions Group, Inc. (AE)(N)              8,428             282
Hercules Offshore, Inc. (AE)(N)                         9,400             292
Holly Corp. (N)                                         5,800             251
Hornbeck Offshore Services, Inc. (AE)                  10,581             354
Input/Output, Inc. (AE)(N)                             16,000             159
Meridian Resource Corp. (AE)                           15,800              48
National-Oilwell Varco, Inc. (AE)                       5,730             335
Oceaneering International, Inc. (AE)                    2,900              89
Ormat Technologies, Inc. (N)                            2,200              72
Reliant Energy, Inc. (AE)(N)                           11,612             143
SEACOR Holdings, Inc. (AE)(N)                             900              74

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
St. Mary Land & Exploration Co. (N)                     4,400             162
Stone Energy Corp. (AE)(N)                              5,200             211
Superior Energy Services, Inc. (AE)                     7,000             184
Swift Energy Co. (AE)                                  16,900             707
Tetra Technologies, Inc. (AE)(N)                       27,363             661
Trico Marine Services, Inc. (AE)(N)                    14,800             500
Universal Compression Holdings, Inc. (AE)               3,900             208
Veritas DGC, Inc. (AE)                                  6,450             425
Western Refining, Inc. (N)                              4,000              93
                                                                 ------------
                                                                        8,990
                                                                 ------------

Producer Durables - 7.7%
Advanced Energy Industries, Inc. (AE)                   3,200              55
Alliant Techsystems, Inc. (AE)(N)                       3,600             292
Ametek, Inc.                                            4,300             187
AO Smith Corp. (N)                                     17,200             678
Applied Industrial Technologies, Inc. (N)               8,600             210
Arris Group, Inc. (AE)                                  8,000              92
ASML Holding NV (AE)                                   21,672             505
Axcelis Technologies, Inc. (AE)                        21,700             153
BE Aerospace, Inc. (AE)                                16,844             355
C-COR, Inc. (AE)                                        7,600              65
Cascade Corp. (N)                                         900              41
Cavco Industries, Inc. (AE)                             1,200              38
Champion Enterprises, Inc. (AE)(N)                     32,600             225
CNH Global NV                                           2,940              68
Crown Castle International Corp. (AE)(N)                7,000             247
Curtiss-Wright Corp. (N)                               11,800             358
Desarrolladora Homex SA de CV - ADR (AE)                9,324             352
EFJ, Inc. (AE)(N)                                      22,000             163
EnPro Industries, Inc. (AE)(N)                          5,075             153
Entegris, Inc. (AE)(N)                                 26,931             294
ESCO Technologies, Inc. (AE)(N)                        18,571             855
Flow International Corp. (AE)(N)                        3,800              49
Flowserve Corp. (AE)                                    2,800             142
Gardner Denver, Inc. (AE)                              13,200             437
Garmin, Ltd. (N)                                        6,900             337
General Cable Corp. (AE)(N)                             2,000              76
Genlyte Group, Inc. (AE)(N)                             2,100             150
Graco, Inc. (N)                                         2,400              94
Herman Miller, Inc.                                     4,400             151
Hubbell, Inc. Class B (N)                               4,600             220
IDEX Corp.                                              4,400             189
Interdigital Communications Corp. (AE)                 16,000             546

 14  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
K&F Industries Holdings, Inc. (AE)                      1,500              28
Kennametal, Inc.                                        8,456             479
Kimball International, Inc. Class B                     1,400              27
Knoll, Inc.                                            13,700             277
L-1 Identity Solutions, Inc. Class 1 (AE)              13,600             177
Ladish Co., Inc. (AE)(N)                                6,100             176
Lam Research Corp. (AE)                                 7,783             353
Lincoln Electric Holdings, Inc. (N)                     6,100             332
Mattson Technology, Inc. (AE)(N)                       17,500             145
Mettler Toledo International, Inc. (AE)                10,858             718
Milacron, Inc. (AE)(N)                                 31,245              28
MKS Instruments, Inc. (AE)                              5,600             114
NACCO Industries, Inc. Class A (N)                      5,043             685
Novellus Systems, Inc. (AE)                             8,700             241
Pall Corp.                                             11,900             367
Polycom, Inc. (AE)                                     19,300             473
Power-One, Inc. (AE)(N)                                28,200             204
Robbins & Myers, Inc.                                   4,300             133
Rofin-Sinar Technologies, Inc. (AE)(N)                  4,100             249
SBA Communications Corp. Class A (AE)(N)               15,900             387
Steelcase, Inc. Class A (N)                             8,600             135
Technitrol, Inc.                                        7,300             218
Tecumseh Products Co. Class A (AE)(N)                  10,500             160
Tektronix, Inc.                                        10,000             289
Teledyne Technologies, Inc. (AE)                        8,900             352
Tennant Co.                                             2,600              63
Tollgrade Communications, Inc. (AE)                     1,800              16
Ultratech, Inc. (AE)(N)                                 7,300              97
United Industrial Corp. (N)                             3,700             198
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             35,647           1,308
Waters Corp. (AE)                                       5,521             250
Watts Water Technologies, Inc. Class A (N)              9,100             289
Westell Technologies, Inc. Class A (AE)                13,000              27
                                                                 ------------
                                                                       16,772
                                                                 ------------

Technology - 15.9%
3Com Corp. (AE)                                        42,700             188
ActivIdentity Corp. (AE)                                3,000              14
Adaptec, Inc. (AE)(N)                                  40,800             180
Adtran, Inc. (N)                                        9,700             231
Aeroflex, Inc. (AE)(N)                                 16,300             168
Agile Software Corp. (AE)(N)                           35,600             233
Akamai Technologies, Inc. (AE)(N)                      14,200             710
Alliance Semiconductor Corp. (AE)(N)                   14,000              47
AMIS Holdings, Inc. (AE)(N)                             3,700              35
Amphenol Corp. Class A                                 16,395           1,015
Anaren, Inc. (AE)                                      15,217             321

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anixter International, Inc. (N)                         6,000             339
Ansoft Corp. (AE)                                      13,000             324
Ansys, Inc. (AE)                                       10,886             481
Applera Corp. - Applied Biosystems Group (N)           11,700             387
Applied Micro Circuits Corp. (AE)                      73,200             212
Ariba, Inc. (AE)(N)                                    12,100              91
Arrow Electronics, Inc. (AE)(N)                         8,000             219
Aspen Technology, Inc. (AE)(N)                          8,800              96
Atmel Corp. (AE)(N)                                    93,000             562
Avanex Corp. (AE)                                      32,400              56
Avici Systems, Inc. (AE)(N)                             1,000               9
Avocent Corp. (AE)(N)                                   1,500              45
BEA Systems, Inc. (AE)(N)                              28,500             433
BearingPoint, Inc. (AE)(N)                             12,200              96
Benchmark Electronics, Inc. (AE)                       51,358           1,381
Blackbaud, Inc.                                        18,680             411
Brocade Communications Systems, Inc. (AE)(N)           78,000             551
Cbeyond, Inc. (AE)(N)                                   9,800             269
ChipMOS TECHNOLOGIES Bermuda, Ltd. (AE)(N)             31,500             188
Ciber, Inc. (AE)                                        7,500              50
Ciena Corp. (AE)(N)                                    22,758             620
Citrix Systems, Inc. (AE)(N)                            5,700             206
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 6,600             489
Coherent, Inc. (AE)                                     2,400              83
Comtech Telecommunications Corp. (AE)(N)                7,950             266
Comverse Technology, Inc. (AE)                         14,439             310
Conexant Systems, Inc. (AE)(N)                         37,500              75
CSG Systems International, Inc. (AE)(N)                11,669             308
Cubic Corp. (N)                                         6,200             121
Daktronics, Inc. (N)                                   12,200             252
Digital River, Inc. (AE)(N)                            11,100             567
DSP Group, Inc. (AE)                                    1,200              27
Echelon Corp. (AE)(N)                                   1,000               8
Emulex Corp. (AE)(N)                                   13,100             238
Epicor Software Corp. (AE)(N)                           8,300             109
Equinix, Inc. (AE)(N)                                  11,500             691
Fairchild Semiconductor International, Inc.
   Class A (AE)(N)                                      9,200             172
Flir Systems, Inc. (AE)(N)                              6,200             168
Formfactor, Inc. (AE)(N)                               18,000             758
Foundry Networks, Inc. (AE)                            33,000             434

                                                      Aggressive Equity Fund  15

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freescale Semiconductor, Inc. Class A (AE)(N)          15,200             578
Gartner, Inc. (AE)(N)                                  42,700             751
Gerber Scientific, Inc. (AE)                           25,100             376
Hittite Microwave Corp. (AE)(N)                        19,300             859
II-VI, Inc. (AE)                                        7,200             179
Imation Corp. (N)                                       3,700             149
InFocus Corp. (AE)(N)                                  15,200              44
Ingram Micro, Inc. Class A (AE)                        28,400             544
Integrated Device Technology, Inc. (AE)(N)             32,100             516
Intergraph Corp. (AE)                                   6,200             266
Interwoven, Inc. (AE)(N)                               18,600             205
IXYS Corp. (AE)                                        14,600             123
JDA Software Group, Inc. (AE)(N)                        7,200             111
JDS Uniphase Corp. (AE)(N)                             68,500             150
Keynote Systems, Inc. (AE)(N)                          12,300             130
Komag, Inc. (AE)(N)                                     5,400             173
Lattice Semiconductor Corp. (AE)                       18,900             129
Lawson Software, Inc. (AE)(N)                          30,200             219
Lions Gate Entertainment Corp. (AE)(N)                 24,500             245
Mentor Graphics Corp. (AE)(N)                          64,699             911
Methode Electronics, Inc.                              27,900             265
Micros Systems, Inc. (AE)                               7,930             388
MIPS Technologies, Inc. Class A (AE)(N)                 2,900              20
MRO Software, Inc. (AE)(N)                              5,200             134
Napster, Inc. (AE)(N)                                   8,300              35
Novatel Wireless, Inc. (AE)                             2,900              28
Nuance Communications, Inc. (AE)(N)                    38,000             311
Opsware, Inc. (AE)                                     12,100             109
Orckit Communications, Ltd. (AE)(N)                    10,100              88
Planar Systems, Inc. (AE)                               1,600              18
PMC - Sierra, Inc. (AE)(N)                             44,000             261
Portalplayer, Inc. (AE)                                 6,400              72
PowerDsine, Ltd. (AE)(N)                               10,900             104
QLogic Corp. (AE)                                       9,900             187
Quantum Corp. (AE)(N)                                  61,100             133
Rackable Systems, Inc. (AE)(N)                         10,100             276
RADWARE, Ltd. (AE)(N)                                   4,600              62
RealNetworks, Inc. (AE)(N)                             68,936             731
Reynolds & Reynolds Co. (The) Class A                   5,700             225
Rockwell Automation, Inc.                               8,536             496
Sanmina-SCI Corp. (AE)                                 38,300             143
Scansource, Inc. (AE)                                     700              21
Seachange International, Inc. (AE)(N)                  17,200             153
Seagate Technology (N)                                  9,797             226
Semtech Corp. (AE)                                     16,200             207
Sigma Designs, Inc. (AE)(N)                             5,800              87
Sigmatel, Inc. (AE)(N)                                 13,700              64
Silicon Storage Technology, Inc. (AE)(N)               25,000             103

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skyworks Solutions, Inc. (AE)(N)                       57,400             298
Solectron Corp. (AE)(N)                                62,500             204
SonicWALL, Inc. (AE)(N)                                 4,800              52
Stellent, Inc.                                          4,300              47
Sybase, Inc. (AE)                                       2,000              49
Sycamore Networks, Inc. (AE)                           36,800             139
SYKES Enterprises, Inc. (AE)                           10,931             222
Syniverse Holdings, Inc. (AE)                           5,900              89
SYNNEX Corp. (AE)                                       5,600             129
Synopsys, Inc. (AE)                                    52,697           1,039
Tekelec (AE)(N)                                        17,800             231
Tessera Technologies, Inc. (AE)                        22,397             779
TIBCO Software, Inc. (AE)                              38,300             344
Transaction Systems Architects, Inc. (AE)(N)           23,308             800
Triquint Semiconductor, Inc. (AE)                      36,200             188
Ultimate Software Group, Inc. (AE)                     16,200             381
Unisys Corp. (AE)(N)                                  101,400             574
Utstarcom, Inc. (AE)(N)                                33,300             295
Varian, Inc. (AE)(N)                                    7,200             330
Vocus, Inc. (AE)(N)                                    22,400             354
Wavecom Sa - ADR (AE)(N)                                6,100              77
webMethods, Inc. (AE)(N)                               49,300             377
Western Digital Corp. (AE)(N)                          32,900             596
Zebra Technologies Corp. Class A (AE)                   3,000             107
                                                                 ------------
                                                                       34,550
                                                                 ------------

Utilities - 3.9%
AGL Resources, Inc.                                     8,200             299
Alaska Communications Systems Group, Inc. (N)           4,200              56
Allete, Inc. (N)                                        3,100             135
Alliant Energy Corp.                                   18,550             663
Amdocs, Ltd. (AE)(N)                                    6,800             269
Aqua America, Inc.                                      8,500             187
Atmos Energy Corp.                                      2,000              57
Avista Corp. (N)                                        2,200              52
Centerpoint Energy, Inc. (N)                           16,200             232
CenturyTel, Inc. (N)                                    2,250              89
Cleco Corp. (N)                                         8,700             220
CMS Energy Corp. (AE)(N)                               33,600             485
CT Communications, Inc. (N)                             3,900              85
El Paso Electric Co. (AE)                              11,800             264
Energen Corp. (N)                                       5,000             209
Leap Wireless International, Inc. (AE)(N)              11,533             559
MDU Resources Group, Inc.                              12,300             275
NeuStar, Inc. Class A (AE)(N)                          17,857             496

 16  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
New Jersey Resources Corp. (N)                          3,700             182
NII Holdings, Inc. (AE)                                 5,855             364
NorthWestern Corp. (N)                                 10,900             381
NSTAR                                                   2,800              93
OGE Energy Corp. (N)                                    8,700             314
Pepco Holdings, Inc.                                   22,600             546
Pinnacle West Capital Corp. (N)                         6,000             270
RCN Corp. (AE)                                          4,700             133
Southern Union Co. (N)                                  9,700             256
TECO Energy, Inc.                                      20,400             319
Telephone & Data Systems, Inc.                          5,300             223
UGI Corp.                                              26,200             641
Unisource Energy Corp.                                  1,800              60
WPS Resources Corp.                                       800              40
                                                                 ------------
                                                                        8,454
                                                                 ------------

TOTAL COMMON STOCKS
(cost $187,151)                                                       204,690
                                                                 ------------

PREFERRED STOCKS - 0.2%
Auto and Transportation - 0.2%
Quintana Maritime, Ltd. (AE)                            5,800             273
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $272)                                                               273
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Quintana Maritime, Ltd. (AE)
   2011 Warrants                                       11,600              23
                                                                 ------------

Financial Services - 0.0%
Washington Mutual, Inc. (AE)
   2050 Warrants                                       35,400               4
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $8)                                                                  27
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.5%
Russell Investment Company
   Money Market Fund                               11,375,000          11,375
United States Treasury Bills (z)(sec.)
   4.891% due 12/07/06                                    700             692
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,069)                                                         12,067
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 43.3%
State Street Securities Lending Quality Trust
   (X)                                             94,286,108          94,286
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $94,286)                                                         94,286
                                                                 ------------

TOTAL INVESTMENTS - 143.0%
(identified cost $293,786)                                            311,343

OTHER ASSETS AND LIABILITIES,
NET - (43.0%)                                                         (93,572)
                                                                 ------------

NET ASSETS - 100.0%                                                   217,771
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Aggressive Equity Fund  17

RUSSELL INVESTMENT FUNDS
AGGRESSIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 12/06 (162)                             11,860                226
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        226
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 18  Aggressive Equity Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.4%
Australia - 3.5%
Alumina, Ltd. (N)                                       8,500              39
Amcor, Ltd.                                           122,552             679
AMP, Ltd.                                              50,600             337
Aristocrat Leisure, Ltd.                               31,847             335
Australia & New Zealand Banking Group, Ltd.            33,171             664
Australian Gas Light Co., Ltd. (N)                      3,600              58
Australian Stock Exchange, Ltd.                         5,100             124
Australian Wealth Management, Ltd.                     63,800             118
AXA Asia Pacific Holdings, Ltd.                        13,300              64
BHP Billiton, Ltd. (N)                                 61,451           1,174
Billabong International, Ltd. (N)                       8,400              92
BlueScope Steel, Ltd.                                   8,472              41
Boral, Ltd.                                            11,400              61
Bradken, Ltd.                                           9,800              44
Burns Philp & Co., Ltd. (AE)(N)                        71,141              58
Caltex Australia, Ltd. (N)                              3,072              55
Centro Properties Group                                 7,593              46
CFS Gandel Retail Trust                                15,000              23
Challenger Financial Services Group, Ltd. (N)          12,700              33
Coca-Cola Amatil, Ltd. (N)                             96,269             480
Coles Myer, Ltd.                                        8,800              94
Commonwealth Bank of Australia (N)                      9,300             317
Computershare, Ltd.                                    49,600             285
CSL, Ltd.                                                 897              36
CSR, Ltd.                                              33,959              75
David Jones, Ltd. (N)                                  15,500              40
DB RREEF Trust (o)                                     11,747              14
Downer EDI, Ltd.                                       28,532             128
Dyno Nobel, Ltd. (AE)                                  17,900              32
Foster's Group, Ltd.                                    8,100              39
Goodman Fielder, Ltd.                                  15,862              26
GPT Group                                              13,500              47
ING Industrial Fund                                     9,400              17
Insurance Australia Group, Ltd. (N)                    61,589             242
Investa Property Group (N)                              3,392               6
Leighton Holdings, Ltd. (N)                             3,902              56
Lend Lease Corp., Ltd.                                  2,300              27
Macquarie Bank, Ltd. (N)                                7,985             412
Macquarie Goodman Group (N)                             8,697              42
Macquarie Infrastructure Group                         13,000              31
McGuigan Simeon Wines, Ltd.                            33,480              61
Metcash, Ltd.                                          31,219             101
Mirvac Group (N)                                        2,600               9
National Australia Bank, Ltd. (N)                      58,174           1,591
OneSteel, Ltd.                                         25,034              78
Origin Energy, Ltd.                                     3,020              15
Oxiana, Ltd.                                            9,137              20
Pacific Brands, Ltd.                                   35,385              67
Promina Group, Ltd.                                    12,998              57

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Publishing & Broadcasting, Ltd.                         6,720              93
Qantas Airways, Ltd.                                   62,490             182
QBE Insurance Group, Ltd.                              31,371             573
Ramsay Health Care, Ltd. (N)                           12,506              94
Rinker Group, Ltd.                                     17,036             176
Rio Tinto, Ltd. (N)                                     3,100             162
Santos, Ltd.                                            7,578              63
Sons of Gwalia, Ltd. (AE)(N)(B)                         8,400              --
Stockland (N)                                           8,200              45
Suncorp-Metway, Ltd.                                    4,600              75
Sydney Roads Group (AE)                                 4,333               4
Symbion Health, Ltd.                                   62,057             158
TABCORP Holdings, Ltd.                                 53,045             618
Transurban Group                                       21,600             117
United Group, Ltd. (N)                                 11,300             120
Westfield Group                                        10,743             151
Westpac Banking Corp. (N)                              11,564             196
Woodside Petroleum, Ltd.                                1,744              51
Woolworths, Ltd.                                       32,870             496
Zinifex, Ltd.                                          10,262              90
                                                                 ------------
                                                                       11,954
                                                                 ------------

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG         14,221             885
Verbund - Oesterreichische
   Elektrizitaetswirtschafts AG Class A                 4,300             208
                                                                 ------------
                                                                        1,093
                                                                 ------------

Belgium - 0.5%
Belgacom SA                                             7,008             273
Dexia                                                   1,235              32
Fortis                                                 26,462           1,074
Groupe Bruxelles Lambert SA                               700              75
KBC Groep NV                                            2,344             247
UCB SA                                                    506              32
                                                                 ------------
                                                                        1,733
                                                                 ------------

Bermuda - 0.2%
Esprit Holdings, Ltd.                                  21,000             191
Guoco Group, Ltd.                                       1,000              13
Kerry Properties, Ltd. (N)                              5,500              20
Li & Fung, Ltd.                                        90,800             226
Orient Overseas International, Ltd.                     5,800              24
People's Food Holdings, Ltd.                           14,000              10
Shangri-La Asia, Ltd. (N)                              24,000              53
TPV Technology, Ltd. (N)                               38,000              36

                                                               Non-U.S. Fund  19

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vostok Nafta Investment, Ltd. (AE)                      3,475             220
Yue Yuen Industrial Holdings                           10,000              31
                                                                 ------------
                                                                          824
                                                                 ------------

Brazil - 0.1%
Petroleo Brasileiro SA - ADR                            5,000             419
                                                                 ------------

Canada - 1.1%
Cameco Corp. (N)                                       10,800             395
Research In Motion, Ltd. (AE)                          17,400           1,786
Rogers Communications, Inc. Class B                    16,500             903
SNC-Lavalin Group, Inc.                                27,300             703
                                                                 ------------
                                                                        3,787
                                                                 ------------

Cayman Islands - 0.1%
Baidu.com - ADR (AE)(N)                                 3,000             263
Foxconn International Holdings, Ltd. (AE)(N)           35,000             108
                                                                 ------------
                                                                          371
                                                                 ------------

China - 0.1%
Aluminum Corp. of China, Ltd. Class H (N)              16,000              10
China Life Insurance Co., Ltd. Class H (N)             40,000              78
China Merchants Bank Co., Ltd. (AE)(N)                  7,000              10
China Petroleum & Chemical Corp. Class H               82,000              51
                                                                 ------------
                                                                          149
                                                                 ------------

Denmark - 0.2%
Carlsberg A/S Class B                                   2,050             172
East Asiatic Co., Ltd. A/S                                800              38
FLSmidth & Co. A/S                                      2,200             102
Novo-Nordisk A/S Series B                               1,250              93
Topdanmark A/S (AE)(N)                                    700              97
                                                                 ------------
                                                                          502
                                                                 ------------

Finland - 0.9%
Cargotec Corp. Class B                                  1,660              70
Fortum OYJ                                             28,800             767
M-real OYJ Class B (N)                                 53,090             269
Neste Oil OYJ (N)                                       8,500             247
Nokia OYJ                                              34,200             679
Nokia OYJ - ADR                                         5,138             101
Oriola-KD OYJ (AE)(N)                                   3,400              11
Orion OYJ Class B (AE)(N)                               7,500             143
Outokumpu OYJ (N)                                         600              15
Rautaruukki OYJ                                         9,400             270
UPM-Kymmene OYJ                                        20,099             478
                                                                 ------------
                                                                        3,050
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

France - 9.7%
Air France-KLM                                         15,468             466
Arkema (AE)                                               770              36
Assurances Generales de France                          2,600             327
AXA SA                                                 20,519             757
BNP Paribas (N)                                        38,322           4,123
Capgemini SA (N)                                        6,638             352
Carrefour SA (N)                                        4,760             301
Casino Guichard Perrachon SA (N)                        2,400             193
Christian Dior SA                                       4,136             431
Cie Generale d'Optique Essilor International SA
   (N)                                                  7,391             757
Compagnie Generale des Etablissements Michelin
   Class B                                              1,300              95
Credit Agricole SA                                     32,980           1,449
Eiffage SA (N)                                          2,966             301
Electricite de France                                   5,700             317
France Telecom SA (N)                                  60,810           1,396
Groupe Danone (N)                                      19,672           2,761
Lafarge SA (N)                                          4,512             582
Lagardere SCA (N)                                       6,920             499
Natexis Banques Populaires                                588             163
Nexans SA                                               1,329             116
Peugeot SA (N)                                         11,450             646
PPR SA (N)                                              9,307           1,380
Sanofi-Aventis (N)                                     30,926           2,753
Societe BIC SA (N)                                      2,400             149
Societe Generale (N)                                   10,602           1,687
Sodexho Alliance SA (N)                                 4,200             233
Suez SA (N)                                            22,605             994
Suez SA (AE)                                            1,228              --
Thomson (N)                                            32,840             516
Total SA - ADR                                         12,032             793
Total SA (N)                                           34,037           2,234
Unibail                                                 4,907           1,031
Valeo SA (N)                                           19,506             696
Vallourec SA                                            9,736           2,270
Veolia Environnement (N)                               49,954           3,016
                                                                 ------------
                                                                       33,820
                                                                 ------------

Germany - 6.6%
Aareal Bank AG (N)                                      4,763             211
Adidas AG                                               3,700             174
Allianz AG                                              8,616           1,491
BASF AG                                                   797              64
Bayer AG                                               16,225             827

 20  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bilfinger Berger AG                                     5,600             332
Celesio AG                                              5,000             261
Continental AG                                          7,300             847
DaimlerChrysler AG                                      6,209             310
Deutsche Bank AG                                        5,820             702
Deutsche Boerse AG (N)                                 12,749           1,917
Deutsche Lufthansa AG                                  19,700             418
Deutsche Post AG                                       59,480           1,561
Deutsche Telekom AG                                    61,350             976
E.ON AG                                                25,305           3,000
GEA Group AG                                           14,504             262
Hannover Rueckversicherung AG (AE)(N)                  19,970             840
Hochtief AG                                             5,815             364
Infineon Technologies AG (AE)                          68,651             814
KarstadtQuelle AG (AE)(N)                               8,774             209
Lanxess AG (AE)                                         4,877             209
MAN AG (N)                                              5,510             466
Medion AG (N)                                           6,300              70
Merck KGaA                                              5,000             530
Metro AG                                               13,610             796
RWE AG                                                  2,473             228
Salzgitter AG                                          10,921           1,026
SAP AG                                                  7,400           1,468
Siemens AG                                             17,105           1,492
Suedzucker AG (N)                                       6,034             149
ThyssenKrupp AG                                         4,461             150
Volkswagen AG (N)                                       6,294             536
Wincor Nixdorf AG                                       1,900             276
                                                                 ------------
                                                                       22,976
                                                                 ------------

Greece - 0.5%
EFG Eurobank Ergasias SA                               21,980             674
OPAP SA                                                18,629             626
Public Power Corp.                                     24,170             582
                                                                 ------------
                                                                        1,882
                                                                 ------------

Hong Kong - 1.3%
Bank of East Asia, Ltd.                                15,600              71
Beijing Enterprises Holdings, Ltd. (N)                 16,000              30
BOC Hong Kong Holdings, Ltd. (N)                      586,000           1,316
Cheung Kong Holdings, Ltd. (N)                         20,000             215
China Mobile, Ltd.                                     47,000             332
China Netcom Group Corp. Hong Kong, Ltd.               26,500              48
China Resources Enterprise                             22,000              48
China Resources Power Holdings Co.                     32,000              34
CITIC International Financial Holdings, Ltd.           52,000              30
Citic Pacific, Ltd. (N)                                66,800             206
CLP Holdings, Ltd.                                     16,500             100
CNOOC, Ltd. (N)                                        52,000              43
Guangdong Investment, Ltd.                             66,000              27

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Guangzhou Investment Co., Ltd.                        222,000              44
Hang Lung Group, Ltd.                                   9,000              23
Hong Kong Exchanges and Clearing, Ltd.                 15,000             109
HongKong Electric Holdings                             17,000              79
Hopewell Holdings                                      15,000              43
Hutchison China Meditech, Ltd. (AE)                         1              --
Hutchison Whampoa, Ltd.                                28,000             247
Link REIT (The) (o)                                     9,000              19
New World Development, Ltd.                            38,000              65
Shenzhen Investment, Ltd.                              84,000              30
Shun TAK Holdings, Ltd. (N)                           588,000             693
Sino Land Co. (N)                                      18,000              32
Sun Hung Kai Properties, Ltd.                          22,000             240
Swire Pacific, Ltd.                                    29,500             308
Television Broadcasts, Ltd.                            14,000              75
Wharf Holdings, Ltd.                                   16,000              55
                                                                 ------------
                                                                        4,562
                                                                 ------------

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR                   1,750              63
                                                                 ------------
Ireland - 1.0%
Bank of Ireland                                         3,900              76
Bank of Ireland PLC                                    54,088           1,058
CRH PLC                                                22,200             752
Elan Corp. PLC - ADR (AE)(N)                           44,000             677
Ryanair Holdings PLC - ADR (AE)(N)                     14,605             924
                                                                 ------------
                                                                        3,487
                                                                 ------------

Italy - 3.3%
Banca Intesa SpA                                        5,408              36
Banco Popolare di Verona e Novara SCRL (N)             30,770             850
Benetton Group SpA                                      5,900             102
Enel SpA (N)                                           46,390             423
ENI SpA (N)                                           107,213           3,177
ERG SpA (N)                                            12,875             257
Esprinet SpA                                            2,741              53
Fiat SpA (AE)(N)                                       31,608             504
Fondiaria-Sai SpA (N)                                   9,840             432
Italcementi SpA (N)                                    15,628             396
Lottomatica SpA (N)                                    12,185             459
Mediaset SpA                                           81,370             874
Milano Assicurazioni SpA (N)                           51,100             379
Parmalat Finanziaria SpA (AE)(N)(B)                    12,500              --
Saras SpA (AE)(N)                                      92,070             471

                                                               Non-U.S. Fund  21

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Snam Rete Gas SpA (N)                                  38,507             187
Telecom Italia SpA                                    139,949             337
UniCredito Italiano SpA (N)                           241,580           2,005
Unipol SpA                                            144,580             485
                                                                 ------------
                                                                       11,427
                                                                 ------------

Japan - 20.3%
77 Bank, Ltd. (The) (N)                                74,300             515
Access Co., Ltd. (N)                                       10              71
Aderans Co., Ltd.                                         900              23
Aeon Co., Ltd. (N)                                     51,700           1,267
Aida Engineering, Ltd.                                 16,000              99
Aiful Corp. (N)                                        12,294             476
Aioi Insurance Co., Ltd. (N)                           11,000              76
Aisin Seiki Co., Ltd.                                   3,900             114
Ajinomoto Co., Inc. (N)                                37,300             402
Alpen Co., Ltd.                                         4,900             145
Asahi Breweries, Ltd. (N)                               7,300             106
Asahi Glass Co., Ltd.                                  17,000             210
Asahi Kasei Corp. (N)                                  21,000             134
Astellas Pharma, Inc. (N)                              17,600             708
Bandai Visual Co., Ltd.                                    37             123
Bank of Nagoya, Ltd. (The)                              4,000              30
Bank of Yokohama, Ltd. (The)                            5,000              39
Brother Industries, Ltd.                                8,000             101
Calsonic Kansei Corp.                                  14,000              88
Canon Marketing Japan, Inc.                             2,800              67
Canon, Inc.                                            35,604           1,857
Chiba Bank, Ltd. (The) (N)                              7,000              62
Chubu Electric Power Co., Inc.                         10,300             268
Credit Saison Co., Ltd.                                 6,000             253
Cyber Communications, Inc. (N)                             25              40
Dai Nippon Printing Co., Ltd. (N)                       6,000              93
Daiei, Inc. (The) (AE)(N)                               6,900             122
Daiichi Sankyo Co., Ltd. (N)                           34,000             964
Daikin Industries, Ltd. (N)                             6,700             199
Daiwa House Industry Co., Ltd.                          4,000              69
Daiwa Securities Group, Inc. (N)                       41,000             478
Denki Kagaku Kogyo Kabushiki Kaisha (N)                14,000              54
Denso Corp.                                             3,800             133
Dentsu, Inc. (N)                                          345             938
East Japan Railway Co. (N)                                 70             489
Eisai Co., Ltd. (N)                                    23,700           1,146
Elpida Memory, Inc. (AE)                               18,800             853
Exedy Corp.                                             5,300             144
Fancl Corp. (N)(p)                                      8,000             117
Fanuc, Ltd. (N)                                         4,100             320
Frontier Real Estate Investment Corp. (o)                   9              69
Fuji Electric Holdings Co., Ltd.                        8,000              41
Fuji Fire & Marine Insurance Co., Ltd. (The)            9,000              36

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fuji Heavy Industries, Ltd. (N)                        28,000             159
Fuji Photo Film Co., Ltd.                              33,200           1,211
Fujikura, Ltd. (N)                                      8,000              88
Fujitsu, Ltd. (N)                                      65,000             536
Funai Electric Co., Ltd. (N)                            6,100             575
Glory, Ltd. (N)                                           300               6
Hachijuni Bank, Ltd. (The) (N)                          6,000              43
Higo Bank, Ltd. (The)                                   2,000              14
Hino Motors, Ltd. (N)                                 142,900             773
Hiroshima Bank, Ltd. (The)                             18,000             106
Hitachi Construction Machinery Co., Ltd. (N)            3,200              72
Hitachi High-Technologies Corp.                         1,200              34
Hitachi Koki Co., Ltd. (N)                             15,000             200
Hitachi, Ltd. (N)                                      22,000             128
Honda Motor Co., Ltd. (N)                              11,700             393
Hoya Corp. (N)                                          9,400             354
Hyakugo Bank, Ltd. (The)                                2,000              13
Inpex Holdings, Inc. (AE)                                  34             270
Itochu Corp. (N)                                       28,000             217
Itochu-Shokuhin Co., Ltd.                               3,000             103
Iyo Bank, Ltd. (The)                                    4,000              41
Izumi Co., Ltd. (N)                                     1,600              58
Japan Asia Investment Co., Ltd.                        20,000             115
Japan Logistics Fund, Inc. (o)                             22             162
Japan Tobacco, Inc.                                       503           1,954
JFE Holdings, Inc.                                     15,800             619
Joint Corp.                                             3,400             116
JS Group Corp. (N)                                     26,000             544
JSR Corp.                                              12,400             273
Kadokawa Holdings, Inc. (N)                             4,900             188
Kagoshima Bank, Ltd. (The)                              2,000              15
Kandenko Co., Ltd.                                      5,000              34
Kansai Electric Power Co., Inc. (The) (N)               9,800             226
Kansai Paint Co., Ltd.                                 22,000             166
Kao Corp. (N)                                          33,100             883
Kawasaki Kisen Kaisha, Ltd. (N)                         9,000              57
KDDI Corp. (N)                                             22             137
Keio Corp.                                              9,000              60
Keiyo Bank, Ltd. (The) (N)                              5,000              28
Kirin Brewery Co., Ltd.                                 6,000              80
Kobayashi Pharmaceutical Co., Ltd.                      3,500             134
Kobe Steel, Ltd.                                       41,000             129
Koei Co., Ltd. (N)                                      8,510             139
Koito Manufacturing Co., Ltd.                          10,000             129
Komatsu, Ltd. (N)                                      11,500             199
Komori Corp.                                            3,000              61
Konica Minolta Holdings, Inc. (AE)                     10,500             141

 22  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kose Corp. (N)                                          3,000              97
Kubota Corp. (N)                                       21,000             172
Kuraray Co., Ltd. (N)                                  33,300             370
Kurita Water Industries, Ltd. (N)                       6,100             118
Kyocera Corp.                                             500              43
Lawson, Inc.                                            4,100             144
Leopalace21 Corp. (N)                                   1,000              36
Mabuchi Motor Co., Ltd. (N)                             3,700             226
Makita Corp.                                            3,700             109
Marui Co., Ltd. (N)                                     6,700              98
Matsumotokiyoshi Co., Ltd. (N)                         17,300             416
Matsushita Electric Industrial Co., Ltd. (N)           41,000             868
Matsushita Electric Works, Ltd.                        10,000             106
Mazda Motor Corp.                                      18,000             109
Mediceo Paltac Holdings Co., Ltd.                       2,300              47
Millea Holdings, Inc.                                       8             140
Minebea Co., Ltd.                                      30,000             164
Mitsubishi Chemical Holdings Corp. (N)                  7,000              44
Mitsubishi Corp. (N)                                    9,300             175
Mitsubishi Electric Corp. (N)                          26,000             219
Mitsubishi Estate Co., Ltd.                             9,000             197
Mitsubishi Gas Chemical Co., Inc.                       6,000              65
Mitsubishi Heavy Industries, Ltd. (N)                  21,000              87
Mitsubishi Logistics Corp. (N)                          7,000             112
Mitsubishi Rayon Co., Ltd. (N)                         27,000             178
Mitsubishi UFJ Financial Group, Inc.                      136           1,750
Mitsui & Co., Ltd. (N)                                 42,000             534
Mitsui Fudosan Co., Ltd.                               24,000             546
Mitsui OSK Lines, Ltd. (N)                             16,000             118
Mitsui Sumitomo Insurance Co., Ltd.                    22,000             275
Mitsui Trust Holdings, Inc. (N)                        37,900             431
Mizuho Financial Group, Inc.                              194           1,504
Mori Seiki Co., Ltd. (N)                                7,300             139
Nabtesco Corp.                                          4,000              45
Nafco Co., Ltd.                                         3,300              93
Nichirei Corp. (N)                                     12,000              63
Nidec Corp. (N)                                         2,500             189
Nidec Sankyo Corp.                                     11,000             140
Nikon Corp. (N)                                         3,000              62
Nintendo Co., Ltd. (N)                                 10,800           2,225
Nippon Electric Glass Co., Ltd. (N)                    11,000             243
Nippon Express Co., Ltd. (N)                          238,000           1,275
Nippon Kayaku Co., Ltd.                                 6,000              51
Nippon Mining Holdings, Inc. (N)                        7,000              49
Nippon Oil Corp. (N)                                   50,000             368
Nippon Paper Group, Inc. (N)                              128             464
Nippon Steel Corp. (N)                                 75,000             309
Nippon Telegraph & Telephone Corp.                         78             383
Nippon Yusen KK (N)                                    32,000             195
Nissan Motor Co., Ltd. (N)                            103,300           1,157
Nissha Printing Co., Ltd.                               2,700             122
Nisshin Seifun Group, Inc. (N)                          8,000              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nitto Denko Corp. (N)                                   5,400             320
Nomura Holdings, Inc. (N)                               6,800             120
NTN Corp. (N)                                           7,000              55
NTT, Inc. (N)                                              77             119
NTT Urban Development Corp. (N)                            42             336
Obic Co., Ltd.                                            880             186
Omron Corp.                                             6,800             167
ORIX Corp.                                              6,220           1,719
Osaka Gas Co., Ltd. (N)                                22,000              77
Parco Co., Ltd. (N)                                     8,800             110
Rakuten, Inc. (N)                                       1,451             569
Rengo Co., Ltd. (N)                                     6,000              40
Resona Holdings, Inc. (N)                                  52             156
Ricoh Co., Ltd.                                        50,000             995
Rinnai Corp. (N)                                       11,800             338
Rohm Co., Ltd. (N)                                     14,100           1,309
Sankyo Co., Ltd.                                        2,200             118
Sapporo Hokuyo Holdings, Inc.                               6              66
Sekisui Chemical Co., Ltd. (N)                         81,300             685
Sekisui House, Ltd.                                    60,900             921
Seven & I Holdings Co., Ltd.                            4,200             135
SFCG Co., Ltd.                                          1,565             297
Sharp Corp.                                             3,000              51
Shiga Bank, Ltd. (The)                                  3,000              19
Shin-Etsu Chemical Co., Ltd.                           17,600           1,123
Shinko Electric Industries Co., Ltd.                    2,100              58
Shinsei Bank, Ltd. (N)                                200,000           1,219
Shionogi & Co., Ltd. (N)                                7,000             129
Shizuoka Bank, Ltd. (The) (N)                           4,000              43
Sohgo Security Services Co., Ltd.                       3,500              62
Sompo Japan Insurance, Inc.                            38,000             498
Sony Corp. (N)                                         15,700             635
Stanley Electric Co., Ltd. (N)                         10,700             221
Sumitomo Chemical Co., Ltd. (N)                        12,000              90
Sumitomo Corp. (N)                                     16,000             200
Sumitomo Electric Industries, Ltd. (N)                 22,800             309
Sumitomo Heavy Industries, Ltd.                        11,000              92
Sumitomo Metal Industries, Ltd.                        49,000             188
Sumitomo Mitsui Financial Group, Inc. (N)                 258           2,708
Sumitomo Realty & Development Co., Ltd. (N)            40,000           1,175
Sumitomo Trust & Banking Co., Ltd. (The) (N)           34,000             356
Sumitomo Warehouse Co., Ltd. (The)                     14,000             100
Suzuken Co., Ltd.                                       1,100              41
Suzuki Motor Corp. (N)                                 29,600             752
Take And Give Needs Co., Ltd. (N)                         193             191

                                                               Non-U.S. Fund  23

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd. (N)                    20,100           1,254
Takefuji Corp. (N)                                     14,100             647
Tanabe Seiyaku Co., Ltd. (N)                            4,000              50
TDK Corp.                                               7,900             633
Telewave, Inc. (N)                                         40              78
Terumo Corp.                                            5,800             220
Tokai Carbon Co., Ltd. (N)                             17,000             108
Tokai Tokyo Securities Co., Ltd. (N)                    8,000              41
Tokyo Electric Power Co., Inc. (The) (N)               12,200             351
Tokyu Corp. (N)                                         8,000              55
Toppan Printing Co., Ltd.                               7,000              78
Toshiba Corp. (N)                                      82,000             532
Toshiba Machine Co., Ltd.                               5,000              40
Toyobo Co., Ltd.                                       18,000              47
Toyoda Gosei Co., Ltd.                                 17,000             374
Toyota Motor Corp. (N)                                 61,100           3,321
Trend Micro, Inc. (N)                                   5,000             146
Ube Industries, Ltd. (N)                               49,000             139
UNY Co., Ltd.                                          12,000             159
Valor Co., Ltd.                                         5,900             102
West Japan Railway Co. (N)                                 21              90
Xebio Co., Ltd.                                         2,400              74
Yamaha Corp. (N)                                        1,800              38
Yamato Holdings Co., Ltd.                               4,000              58
Yokogawa Electric Corp. (N)                             8,700             114
Yokohama Rubber Co., Ltd. (The)                         7,000              34
                                                                 ------------
                                                                       70,556
                                                                 ------------

Mexico - 0.8%
America Movil SA de CV Series L                        35,200           1,386
Coca-Cola Femsa SA de CV - ADR                         13,000             406
Fomento Economico Mexicano SA de CV - ADR (N)           5,300             514
Telefonos de Mexico SA de CV Series L                  16,490             422
                                                                 ------------
                                                                        2,728
                                                                 ------------
Netherlands - 3.9%
ABN AMRO Holding NV                                    39,753           1,160
Aegon NV                                               43,149             809
ASML Holding NV (AE)                                   44,957           1,051
Euronext NV (AE)(N)                                    14,032           1,364
Hagemeyer NV (AE)(N)                                    6,634              32
Heineken Holding NV                                     1,595              63
Heineken NV (N)                                         1,558              71
Hunter Douglas NV                                       1,443             101
ING Groep NV                                           44,559           1,960
Koninklijke Philips Electronics NV                     74,771           2,623
Randstad Holdings NV                                    3,300             188
Rodamco Europe NV                                       4,789             558
Royal KPN NV                                           10,618             136
Royal Numico NV                                        37,900           1,706

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unilever NV                                            64,400           1,584
Univar NV                                               1,082              45
                                                                 ------------
                                                                       13,451
                                                                 ------------

Norway - 0.4%
DNB Nor Bank ASA                                       51,192             627
Statoil ASA                                            28,800             681
Yara International ASA (N)                             13,400             203
                                                                 ------------
                                                                        1,511
                                                                 ------------

Papua New Guinea - 0.0%
Oil Search, Ltd. (N)                                   46,500             117
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                       51,200             163
City Developments, Ltd.                                15,000             101
CSE Global, Ltd.                                       45,000              32
DBS Group Holdings, Ltd.                              127,910           1,546
Fraser and Neave, Ltd.                                 30,000              78
Jardine Cycle & Carriage, Ltd.                          6,000              45
Keppel Corp., Ltd.                                     36,000             336
NatSteel, Ltd. (AE)                                    10,000              10
Oversea-Chinese Banking Corp.                          18,000              74
Pacific Century Regional Developments, Ltd. (AE)       44,000              10
Parkway Holdings, Ltd.                                 67,000             118
SembCorp Industries, Ltd.                              23,880              51
Singapore Airlines, Ltd.                                5,000              46
Singapore Exchange, Ltd. (N)                           39,000             109
Singapore Petroleum Co., Ltd. (N)                      13,000              39
United Industrial Corp., Ltd.                           9,000               9
United Overseas Bank, Ltd.                             95,200             977
Want Want Holdings, Ltd.                               17,000              26
                                                                 ------------
                                                                        3,770
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    23,400             343
                                                                 ------------

South Korea - 0.8%
Korea Electric Power Corp. - ADR                       20,490             400
KT Corp. - ADR (N)                                     17,200             369
Samsung Electronics Co., Ltd.                           2,140           1,502
SK Telecom Co., Ltd. - ADR                             20,520             485
                                                                 ------------
                                                                        2,756
                                                                 ------------

 24  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spain - 2.9%
Abengoa SA (N)                                          4,915             135
Actividades de Construccion y Servicios SA             19,013             902
Altadis SA                                             37,522           1,781
Antena 3 de Television SA (N)                          10,072             206
Banco Bilbao Vizcaya Argentaria SA                     38,225             885
Banco Santander Central Hispano SA                     70,185           1,110
Cia de Distribucion Integral Logista SA                 4,600             280
Corporaction Mapfre SA                                 34,563             722
Endesa SA                                               4,796             204
Gas Natural SDG SA (N)                                  7,420             271
Gestevision Telecinco SA (N)                           17,270             440
Repsol YPF SA (N)                                      28,370             844
Repsol YPF SA - ADR                                    21,839             652
Telefonica SA                                          86,337           1,497
                                                                 ------------
                                                                        9,929
                                                                 ------------

Sweden - 2.3%
Atlas Copco AB Class A (N)                              2,500              66
Axfood AB                                               1,650              50
Electrolux AB (N)                                       4,100              67
Hennes & Mauritz AB Series B                           29,545           1,236
Holmen AB Class B                                       2,200              92
Investor AB Class B                                    15,300             318
JM AB                                                   3,400              60
Kungsleden AB                                           5,300              60
Nordea Bank AB (N)                                     24,500             321
Sandvik AB                                             42,000             481
Securitas AB Series B (N)                              31,572             396
Securitas Direct AB (AE)                               31,572              79
Securitas Systems AB (AE)                              31,572             118
Skandinaviska Enskilda Banken AB Class A (N)            7,000             188
SKF AB Class B                                         18,400             269
Ssab Svenskt Stal AB Series A                          11,100             207
Ssab Svenskt Stal AB Series B (N)                       5,400              96
Svenska Cellulosa AB Series B (N)                      11,080             508
Svenska Handelsbanken Series A (N)                      6,700             181
Swedish Match AB                                       60,500             985
Telefonaktiebolaget LM Ericsson Series B              605,158           2,098
TeliaSonera AB                                         29,500             189
Volvo AB Series B (N)                                     700              42
                                                                 ------------
                                                                        8,107
                                                                 ------------

Switzerland - 6.7%
ABB, Ltd.                                              73,525             967
Ciba Specialty Chemicals AG                            18,418           1,112
Clariant AG                                            29,050             393
Compagnie Financiere Richemont AG Class A              13,540             652

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse Group                                    15,287             884
Georg Fischer AG                                          202              95
Givaudan SA (AE)                                          409             327
Logitech International SA (AE)                         64,066           1,391
Nestle SA                                              12,113           4,224
Novartis AG                                            57,815           3,375
Pargesa Holding SA                                      2,741             265
Roche Holding AG                                       18,377           3,177
Sulzer AG                                                 218             174
Swatch Group AG                                        24,012             931
Swiss Reinsurance                                      13,381           1,024
UBS AG                                                 67,850           4,059
Zurich Financial Services AG                              611             150
                                                                 ------------
                                                                       23,200
                                                                 ------------

Taiwan - 0.6%
High Tech Computer Corp.                               11,000             291
HON HAI Precision Industry Co., Ltd.                  199,400           1,214
United Microelectronics Corp. - ADR (N)               163,195             503
                                                                 ------------
                                                                        2,008
                                                                 ------------

United Kingdom - 21.1%
3i Group PLC                                           70,316           1,232
Admiral Group PLC                                      11,819             183
Alliance Boots PLC                                    102,757           1,491
Anglo American PLC                                     28,006           1,171
Antofagasta PLC                                        25,497             219
ARM Holdings PLC                                      602,739           1,326
AstraZeneca PLC                                        46,677           2,915
Aviva PLC                                              35,100             514
BAE Systems PLC                                       131,600             974
Barclays PLC                                          109,517           1,382
Barratt Developments PLC                               15,271             305
Berkeley Group Holdings PLC (AE)                        5,196             131
BG Group PLC                                          114,064           1,386
BHP Billiton PLC                                       47,617             822
BP PLC                                                453,851           4,946
Bradford & Bingley PLC                                 25,600             227
Brambles Industries PLC                                38,200             343
British Airways PLC (AE)                              138,466           1,107
British American Tobacco PLC                           40,200           1,087
British Energy Group PLC (AE)                          18,460             201
British Land Co. PLC                                   89,904           2,296
BT Group PLC                                          113,047             567
Cadbury Schweppes PLC                                  52,970             564
Capita Group PLC                                       62,400             640

                                                               Non-U.S. Fund  25

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carnival PLC                                            6,200             297
Carphone Warehouse Group PLC                          306,664           1,764
Centrica PLC                                          191,480           1,166
Charter PLC (AE)                                        2,464              39
Cobham PLC                                             31,016             105
Compass Group PLC                                       6,023              30
Corus Group PLC                                        31,796             231
Davis Service Group PLC                                 9,300              84
De La Rue PLC                                          11,562             124
Debenhams PLC (AE)                                    298,725           1,016
Diageo PLC                                              3,326              59
EMI Group PLC (N)                                     247,668           1,233
Firstgroup PLC                                         21,656             199
Friends Provident PLC                                 103,500             375
GlaxoSmithKline PLC                                   133,062           3,543
Great Portland Estates PLC                                902              10
HBOS PLC                                               47,886             948
HMV Group PLC                                          68,100             206
HSBC Holdings PLC                                     192,131           3,506
Imperial Tobacco Group PLC                              8,000             267
Inchcape PLC                                           31,727             311
Investec PLC                                           23,285             229
ITV PLC                                                 3,341               6
J Sainsbury PLC                                        49,990             351
Kesa Electricals PLC                                  149,277             910
Ladbrokes PLC                                          41,202             300
Land Securities Group PLC                               3,800             140
Liberty International PLC                               3,200              73
Lloyds TSB Group PLC                                   16,132             163
Man Group PLC                                         121,800           1,022
Marks & Spencer Group PLC                              90,700           1,091
Next PLC                                                9,369             333
Old Mutual PLC                                        278,543             873
Pearson PLC                                            25,230             359
Premier Farnell PLC                                    39,720             135
Prudential PLC                                         64,366             800
Reckitt Benckiser PLC                                  27,112           1,124
Reed Elsevier PLC                                     193,695           2,149
Rentokil Initial PLC                                  267,830             735
Reuters Group PLC                                     113,000             919
RHM PLC                                                39,113             204
Rio Tinto PLC                                          17,091             809
Rolls-Royce Group PLC                                  61,700             523
Royal & Sun Alliance Insurance Group PLC              118,509             331
Royal Bank of Scotland Group PLC                       73,107           2,517
Royal Dutch Shell PLC Class A                              70           2,304
Royal Dutch Shell PLC Class B                          51,481           1,747
SABMiller PLC                                           4,000              75
Scottish & Southern Energy PLC                         43,200           1,066
Smiths Group PLC                                       77,310           1,298
Standard Chartered PLC                                 60,312           1,545
Taylor Woodrow PLC                                     14,065              93
Tesco PLC                                             361,963           2,440

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Trinity Mirror PLC                                     71,825             640
Unilever PLC                                           68,627           1,692
Vodafone Group PLC                                  1,117,698           2,558
Wilson Bowden PLC                                       3,866             129
Xstrata PLC                                             1,982              82
                                                                 ------------
                                                                       73,307
                                                                 ------------

TOTAL COMMON STOCKS
(cost $246,169)                                                       313,882
                                                                 ------------

PREFERRED STOCKS - 0.3%
Brazil - 0.0%
Tele Norte Leste Participacoes SA - ADR                 1,100              15
                                                                 ------------

Germany - 0.3%
Fresenius AG                                            5,610           1,001
                                                                 ------------

Italy - 0.0%
Unipol SpA                                             43,298             129
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $550)                                                             1,145
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Belgium - 0.1%
Bel 20 Index Futures
   Oct 2006 3,938.78 (EUR) Call (31)                    1,548             251

Switzerland - 0.0%
Swiss Market Index Futures
   Dec 2006 8,224.00 (CHF) Call (22)                    1,447             129
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $285)                                                               380
                                                                 ------------


 26  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.6%
United States - 8.6%
Russell Investment Company Money Market Fund       28,289,000          28,289
United States Treasury Bills (z)(sec.)
   4.891% due 12/07/06                                  1,500           1,483
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $29,776)                                                         29,772
                                                                 ------------

OTHER SECURITIES - 22.2%
State Street Securities Lending Quality Trust
   (X)                                             77,088,390          77,088
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $77,088)                                                         77,088
                                                                 ------------

TOTAL INVESTMENTS - 121.6%
(identified cost $353,867)                                            422,267

OTHER ASSETS AND LIABILITIES,
NET - (21.6%)                                                         (74,974)
                                                                 ------------

NET ASSETS - 100.0%                                                   347,293
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  27

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 10/06 (52)                               6,384                170

CAC-40 Index (France)
   expiration date 10/06 (65)                               4,333                 92

DAX Index (Germany)
   expiration date 12/06 (14)                               2,680                 54
EUR STOXX 50 Index (EMU)
   expiration date 12/06 (110)                              5,452                178
FTSE-100 Index (UK)
   expiration date 12/06 (50)                               5,591                 75

Hang Seng Index (Hong Kong)
   expiration date 10/06 (20)                               2,253                 (3)

MSCI Taiwan Index
   expiration date 10/06 (1)                                   39                 --

TOPIX Index (Japan)
   expiration date 12/06 (113)                             15,457               (267)

Short Positions
DAX Index (Germany)
   expiration date 12/06 (6)                                1,149                (19)

FTSE-100 Index (UK)
   expiration date 12/06 (39)                               4,361                (44)

IBEX Plus Index (Spain)
   expiration date 10/06 (18)                               2,953               (175)

MIB-30 (Italy)
   expiration date 12/06 (10)                               2,437                (45)

OMX Stockholm 30 Index (Sweden)
   expiration date 10/06 (150)                              2,130                (15)

SPI 200 Index (Australia)
   expiration date 12/06 (36)                               3,495                (87)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (86)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Oct 2006 3,938.78 (EUR) Put (31)                         1,548               (197)

Switzerland
Swiss Market Index Futures
   Dec 2006 8,224.00 (CHF) Put (22)                         1,447                (88)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $285)                                                     (285)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 28  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              94   AUD              126    10/03/06                 (1)
USD             140   AUD              187    12/20/06                 (1)
USD             449   AUD              597    12/20/06                 (5)
USD             558   AUD              742    12/20/06                 (6)
USD             866   AUD            1,151    12/20/06                 (9)
USD             274   CHF              340    12/20/06                 --
USD           1,001   CHF            1,243    12/20/06                  1
USD           2,832   CHF            3,519    12/20/06                  5
USD           5,997   CHF            7,452    12/20/06                 11
USD           6,201   CHF            7,702    12/20/06                  9
USD              45   DKK              263    12/20/06                 --
USD             130   DKK              763    12/20/06                 --
USD             140   EUR              110    10/02/06                 --
USD              68   EUR               54    10/03/06                 --
USD             326   EUR              257    10/03/06                 --
USD              54   EUR               43    10/04/06                 --
USD             232   EUR              183    10/04/06                 --
USD             384   EUR              300    12/20/06                 (2)
USD             515   EUR              400    12/20/06                 (5)
USD             637   EUR              500    12/20/06                 --
USD             637   EUR              500    12/20/06                 --
USD             643   EUR              500    12/20/06                 (6)
USD             707   EUR              550    12/20/06                 (6)
USD             765   EUR              600    12/20/06                 (1)
USD           1,284   EUR            1,000    12/20/06                (10)
USD           1,548   EUR            1,215    12/20/06                 --
USD           5,830   EUR            4,574    12/20/06                 (4)
USD           8,353   EUR            6,500    12/20/06                (73)
USD          10,532   EUR            8,200    12/20/06                (87)
USD              79   GBP               42    10/02/06                 (1)
USD              87   GBP               46    10/02/06                 (1)
USD             182   GBP               97    10/04/06                 --
USD             374   GBP              200    12/20/06                  1
USD             375   GBP              200    12/20/06                 --
USD             377   GBP              200    12/20/06                 (2)
USD             563   GBP              300    12/20/06                 --
USD           1,098   GBP              584    12/20/06                 (3)
USD           2,072   GBP            1,100    12/20/06                (10)
USD           2,614   GBP            1,391    12/20/06                 (7)
USD           2,724   GBP            1,449    12/20/06                 (8)
USD           2,730   GBP            1,452    12/20/06                 (9)
USD           3,161   GBP            1,682    12/20/06                 (9)
USD           4,144   GBP            2,200    12/20/06                (22)
USD           5,687   GBP            3,026    12/20/06                (15)
USD           6,593   GBP            3,500    12/20/06                (34)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               7   HKD               57    10/03/06                 --
USD             101   HKD              788    10/03/06                 --
USD              13   HKD              103    12/20/06                 --
USD              23   HKD              180    12/20/06                 --
USD              24   HKD              187    12/20/06                 --
USD              79   HKD              613    12/20/06                 --
USD               1   JPY              170    10/02/06                 --
USD               1   JPY              171    10/02/06                 --
USD               3   JPY              401    10/02/06                 --
USD               5   JPY              599    10/02/06                 --
USD               7   JPY              776    10/02/06                 --
USD               7   JPY              879    10/02/06                 --
USD              13   JPY            1,557    10/02/06                 --
USD              29   JPY            3,399    10/02/06                 --
USD              52   JPY            6,108    10/02/06                 --
USD               1   JPY              171    10/03/06                 --
USD               2   JPY              202    10/03/06                 --
USD              13   JPY            1,564    10/03/06                 --
USD              86   JPY           10,119    10/03/06                 --
USD               7   JPY              781    10/04/06                 --
USD             123   JPY           14,580    10/04/06                 --
USD             111   JPY           12,896    12/20/06                 --
USD             431   JPY           50,000    12/20/06                 (3)
USD             431   JPY           50,000    12/20/06                 (3)
USD             435   JPY           50,000    12/20/06                 (7)
USD             693   JPY           80,000    12/20/06                 (8)
USD             861   JPY          100,000    12/20/06                 (5)
USD             869   JPY          100,000    12/20/06                (13)
USD           1,300   JPY          150,000    12/20/06                (15)
USD           7,715   JPY          890,000    12/20/06                (95)
USD             127   NOK              830    12/20/06                  1
USD             650   NOK            4,241    12/20/06                  3
USD             889   NOK            5,800    12/20/06                  4
USD           3,957   NOK           25,815    12/20/06                 16
USD           3,979   NOK           25,947    12/20/06                 15
USD             376   NZD              570    12/20/06                 (6)
USD           1,104   SEK            7,948    12/20/06                (13)
USD           4,111   SEK           29,624    12/20/06                (44)
USD             136   SGD              214    12/20/06                 --
USD             910   SGD            1,438    12/20/06                 (1)
USD             970   SGD            1,534    12/20/06                 (1)
USD           1,019   SGD            1,610    12/20/06                 (1)
USD           4,321   SGD            6,829    12/20/06                 (3)
AUD              54   USD               40    12/20/06                 --
AUD             826   USD              621    12/20/06                  6

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  29

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD           1,094   USD              822    12/20/06                  8
AUD           1,191   USD              896    12/20/06                 10
AUD           4,109   USD            3,087    12/20/06                 30
CHF             157   USD              126    10/02/06                 --
CHF             217   USD              175    12/20/06                 --
CHF          11,469   USD            9,232    12/20/06                (15)
DKK              59   USD               10    12/20/06                 --
DKK              69   USD               12    12/20/06                 --
DKK             258   USD               44    12/20/06                 --
EUR              42   USD               54    10/02/06                 --
EUR              54   USD               68    10/03/06                 --
EUR             279   USD              354    10/03/06                 --
EUR               5   USD                7    10/04/06                 --
EUR             239   USD              304    12/20/06                 --
EUR             300   USD              384    12/20/06                  2
EUR             300   USD              383    12/20/06                  1
EUR             500   USD              644    12/20/06                  7
EUR             700   USD              899    12/20/06                  8
EUR             759   USD              967    12/20/06                  1
EUR             900   USD            1,165    12/20/06                 18
EUR           1,400   USD            1,812    12/20/06                 29
EUR           1,741   USD            2,219    12/20/06                  1
EUR           2,423   USD            3,086    12/20/06                  1
EUR           5,407   USD            6,893    12/20/06                  6
EUR           7,000   USD            8,990    12/20/06                 74
GBP              25   USD               47    10/02/06                 --
GBP             160   USD              301    12/20/06                  1
GBP             300   USD              572    12/20/06                 10
GBP             600   USD            1,131    12/20/06                  6
GBP           1,132   USD            2,127    12/20/06                  7
GBP           3,600   USD            6,780    12/20/06                 33
GBP           5,129   USD            9,639    12/20/06                 28
HKD              61   USD                8    10/03/06                 --
HKD             776   USD              100    12/20/06                 --
JPY             510   USD                4    10/02/06                 --
JPY             511   USD                4    10/02/06                 --
JPY           1,423   USD               12    10/02/06                 --
JPY           2,842   USD               24    10/02/06                 --
JPY           3,624   USD               31    10/02/06                 --
JPY           4,531   USD               39    10/02/06                 --
JPY          11,139   USD               95    10/02/06                  1
JPY           1,016   USD                9    10/03/06                 --
JPY           1,389   USD               12    10/03/06                 --
JPY           5,866   USD               50    10/03/06                 --
JPY           5,588   USD               47    10/04/06                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY           9,458   USD               81    12/20/06                 --
JPY          13,588   USD              117    12/20/06                 --
JPY          50,000   USD              432    12/20/06                  4
JPY          74,537   USD              640    12/20/06                  2
JPY          85,000   USD              737    12/20/06                  9
JPY         100,000   USD              875    12/20/06                 19
JPY         114,241   USD              980    12/20/06                  2
JPY         150,000   USD            1,301    12/20/06                 16
JPY         200,000   USD            1,735    12/20/06                 22
JPY         262,233   USD            2,251    12/20/06                  6
JPY         321,403   USD            2,759    12/20/06                  7
JPY         552,523   USD            4,741    12/20/06                 10
NOK           1,227   USD              188    10/04/06                 --
NOK           1,992   USD              305    12/20/06                 (1)
NOK           4,234   USD              649    12/20/06                 (3)
NOK           5,471   USD              838    12/20/06                 (4)
NOK          13,678   USD            2,096    12/20/06                (10)
NOK          37,257   USD            5,709    12/20/06                (26)
NZD             570   USD              376    12/20/06                  6
SEK           1,388   USD              193    12/20/06                  2
SEK           2,585   USD              359    12/20/06                  4
SEK          15,260   USD            2,120    12/20/06                 25
SEK          16,385   USD            2,274    12/20/06                 25
SEK          16,888   USD            2,343    12/20/06                 25
SGD             207   USD              132    12/20/06                  1
SGD             401   USD              254    12/20/06                 --
SGD             493   USD              314    12/20/06                  2
SGD             493   USD              314    12/20/06                  3
SGD             493   USD              314    12/20/06                  2
SGD             493   USD              314    12/20/06                  2
SGD             900   USD              569    12/20/06                 --
SGD             987   USD              629    12/20/06                  5
SGD           1,243   USD              786    12/20/06                  1
SGD           1,480   USD              943    12/20/06                  7
SGD           1,864   USD            1,179    12/20/06                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (52)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 30  Non-U.S. Fund

RUSSELL INVESTMENT FUNDS
NON-U.S. FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MCSI Austria                                                    1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR      --    plus 0.15%                12/27/06                    --

MCSI Belgium                                                    1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR     884    plus 0.15%                06/20/07                    13

MCSI Norway                                                     1 Month NOK NIBOR
   Local Net Total Return
   Index                         Merrill Lynch      NOK     807    plus 0.15%                12/27/06                    (1)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                12
                                                                                                           ================

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   5.4          18,845
Consumer Discretionary                                   11.2          38,790
Consumer Staples                                          8.6          29,909
Financial Services                                       23.1          80,328
Health Care                                               7.0          24,367
Integrated Oils                                           5.7          19,705
Materials and Processing                                 10.2          35,257
Miscellaneous                                             0.5           1,563
Other Energy                                              0.5           1,649
Producer Durables                                         5.3          18,538
Technology                                                5.5          19,252
Utilities                                                 7.7          26,824
Options Purchased                                         0.1             380
Short-Term Investments                                    8.6          29,772
Other Securities                                         22.2          77,088
                                                 ------------    ------------

Total Investments                                       121.6         422,267
Other Assets and Liabilities, Net                       (21.6)        (74,974)
                                                 ------------    ------------

Net Assets                                              100.0         347,293
                                                 ============    ============

                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    0.1             343
Asia                                                      7.3          25,379
Europe                                                   39.6         137,678
Japan                                                    20.3          70,556
Latin America                                             1.3           4,357
Other Regions                                             9.7          33,559
United Kingdom                                           21.1          73,307
Other Securities                                         22.2          77,088
                                                 ------------    ------------

Total Investments                                       121.6         422,267
Other Assets and Liabilities, Net                       (21.6)        (74,974)
                                                 ------------    ------------

Net Assets                                              100.0         347,293
                                                 ============    ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Non-U.S. Fund  31

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
COMMON STOCKS - 96.5%
Apartments - 18.9%
American Campus Communities,
   Inc. (AE)(o)                        25,200             643
Apartment Investment &
   Management Co. Class A (o)         107,925           5,872
Archstone-Smith Trust (o)(N)          478,222          26,034
AvalonBay Communities, Inc.
   (o)(N)                             202,200          24,345
BRE Properties, Inc. Class A
   (o)                                 16,500             986
Camden Property Trust (o)(N)          130,100           9,889
Equity Residential (o)                417,050          21,094
Essex Property Trust, Inc.
   (o)(N)                              67,650           8,213
GMH Communities Trust (o)(N)          260,800           3,291
Home Properties, Inc. (o)              19,800           1,132
Mid-America Apartment
   Communities, Inc. (o)               34,700           2,124
United Dominion Realty Trust,
   Inc. (o)(N)                         67,500           2,039
                                                 ------------
                                                      105,662
                                                 ------------

Diversified - 6.4%
Colonial Properties Trust (o)          36,400           1,740
iStar Financial, Inc. (o)(N)           34,800           1,451
Spirit Finance Corp. (o)(N)           272,400           3,163
Vornado Realty Trust (o)              269,914          29,421
                                                 ------------
                                                       35,775
                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)             31,500             778
                                                 ------------

Health Care - 3.6%
Health Care Property Investors,
   Inc. (o)                            72,900           2,264
Health Care REIT, Inc. (o)             17,300             692
Healthcare Realty Trust, Inc.
   (o)(N)                              53,800           2,067
LTC Properties, Inc. (o)(N)            20,900             507
Nationwide Health Properties,
   Inc. (o)                           139,200           3,722
Omega Healthcare Investors,
   Inc. (o)(N)                         86,700           1,301
Ventas, Inc. (o)                      253,250           9,760
                                                 ------------
                                                       20,313
                                                 ------------
Industrial - 6.9%
AMB Property Corp. (o)                140,050           7,718
EastGroup Properties, Inc.
   (o)(N)                              41,800           2,084
First Potomac Realty Trust
   (o)(N)                              32,100             970
ProLogis (o)                          485,300          27,691
                                                 ------------
                                                       38,463
                                                 ------------

Lodging/Resorts - 8.2%
Ashford Hospitality Trust, Inc.
   (o)(N)                              39,400             470

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
DiamondRock Hospitality Co. (o)        73,100           1,214
FelCor Lodging Trust, Inc. (o)         59,800           1,199
Hilton Hotels Corp.                   215,700           6,007
Hospitality Properties Trust
   (o)                                 16,500             779
Host Hotels & Resorts, Inc.
   (o)(N)                             944,713          21,662
Innkeepers USA Trust (o)                7,550             123
LaSalle Hotel Properties (o)(N)        76,400           3,311
Starwood Hotels & Resorts
   Worldwide, Inc. (o)                139,130           7,957
Strategic Hotels & Resorts,
   Inc. (o)(N)                         19,500             388
Sunstone Hotel Investors, Inc.
   (o)(N)                              83,898           2,494
                                                 ------------
                                                       45,604
                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties,
   Inc. (o)                            46,900           2,144
                                                 ------------

Mixed Industrial/Office - 1.9%
Duke Realty Corp. (o)                  41,500           1,550
Liberty Property Trust (o)(N)         135,400           6,471
PS Business Parks, Inc. (o)            40,900           2,466
                                                 ------------
                                                       10,487
                                                 ------------

Office - 19.1%
Alexandria Real Estate
   Equities, Inc. (o)(N)               66,700           6,257
American Financial Realty Trust
   (o)(N)                              99,000           1,105
BioMed Realty Trust, Inc. (o)          60,100           1,823
Boston Properties, Inc. (o)           273,150          28,227
Brandywine Realty Trust (o)(N)        185,786           6,047
Brookfield Properties Corp. (N)       211,000           7,453
Corporate Office Properties
   Trust (o)(N)                       124,600           5,577
Equity Office Properties Trust
   (o)                                501,800          19,952
Highwoods Properties, Inc. (o)         74,000           2,754
Kilroy Realty Corp. (o)                51,900           3,910
Mack-Cali Realty Corp. (o)            100,200           5,190
Maguire Properties, Inc. (o)(N)        21,400             872
Reckson Associates Realty Corp.
   (o)                                 83,000           3,552
SL Green Realty Corp. (o)             102,300          11,427
Trizec Properties, Inc. (o)            84,000           2,428
                                                 ------------
                                                      106,574
                                                 ------------

Regional Malls - 13.8%
CBL & Associates Properties,
   Inc. (o)(N)                         49,000           2,053
General Growth Properties, Inc.
   (o)                                204,000           9,720

 32  Real Estate Securities Fund

RUSSELL INVESTMENT FUNDS
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------
Macerich Co. (The) (o)                193,500          14,776
Simon Property Group, Inc. (o)        479,750          43,475
Taubman Centers, Inc. (o)(N)          163,750           7,274
                                                 ------------
                                                       77,298
                                                 ------------

Self Storage - 4.7%
Extra Space Storage, Inc.
   (o)(N)                             178,850           3,096
Public Storage, Inc. (o)(N)           220,839          18,990
Sovran Self Storage, Inc. (o)           9,100             505
U-Store-It Trust (o)(N)               170,400           3,657
                                                 ------------
                                                       26,248
                                                 ------------
Shopping Centers - 10.7%
Acadia Realty Trust (o)(N)            167,900           4,282
Developers Diversified Realty
   Corp. (o)                          224,700          12,529
Federal Realty Investors Trust
   (o)                                138,450          10,287
Kimco Realty Corp. (o)                186,400           7,991
Kite Realty Group Trust (o)            53,000             903
Pan Pacific Retail Properties,
   Inc. (o)                            44,600           3,096
Regency Centers Corp. (o)             277,000          19,047
Tanger Factory Outlet Centrs
   (o)                                 46,550           1,658
                                                 ------------
                                                       59,793
                                                 ------------

Specialty - 1.8%
Digital Realty Trust, Inc.
   (o)(N)                             258,200           8,087
Plum Creek Timber Co., Inc. (o)        55,000           1,872
                                                 ------------
                                                        9,959
                                                 ------------

TOTAL COMMON STOCKS
(cost $351,795)                                       539,098
                                                 ------------

SHORT-TERM INVESTMENTS - 3.8%
Russell Investment Company
   Money Market Fund               21,158,000          21,158
                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,158)                                         21,158
                                                 ------------

                                  PRINCIPAL         MARKET
                                  AMOUNT ($)        VALUE
                                  OR SHARES           $
-------------------------------------------------------------

OTHER SECURITIES - 12.4%
State Street Securities Lending
   Quality Trust (X)               69,011,411          69,011
                                                 ------------

TOTAL OTHER SECURITIES
(cost $69,011)                                         69,011
                                                 ------------

TOTAL INVESTMENTS - 112.7%
(identified cost $441,964)                            629,267

OTHER ASSETS AND LIABILITIES,
NET - (12.7%)                                         (70,963)
                                                 ------------

NET ASSETS - 100.0%                                   558,304
                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Real Estate Securities Fund  33

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 81.7%
Asset-Backed Securities - 4.3%
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.630% due 07/25/34                                     68              68
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.730% due 08/25/45                                    429             429
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.980% due 01/25/34                                    110             111
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.243% due 02/25/33                                     90              90
   Series 2004-R10 Class A5
   5.720% due 11/25/34                                     87              87
   Series 2004-R8 Class A5
   5.700% due 09/25/34                                    257             258
Argent Securities, Inc. (E)
   Series 2005-W4 Class A2A
   5.570% due 02/25/36                                    231             231
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    190             190
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     13              13
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                     82              81
   Series 2004-BC1 Class M1 (E)
   5.830% due 02/25/34                                    105             106
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    170             174
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.476% due 10/25/36                                  1,000           1,000
Credit-Based Asset Servicing and Securitization
   Series 2005-CB1 Class AF2
   4.090% due 12/25/35                                    117             117
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    245             247
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    130             135
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                    490             511

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                    558             577
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.977% due 03/25/36                                    285             285
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.600% due 12/25/35                                    320             321
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.980% due 08/25/33                                    175             176
   Series 2004-SEA Class A2A
   5.620% due 03/25/34                                    122             123
Heritage Property Investment Trust
   5.125% due 04/15/14                                    150             146
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   6.030% due 12/25/33                                    265             266
   Series 2005-2 Class 2A2
   5.530% due 07/25/35                                    170             170
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.478% due 06/28/36                                    630             630
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    181             181
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.610% due 10/25/34                                     70              70
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.980% due 08/25/33                                     74              74
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.430% due 09/25/33                                    200             201
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    145             145
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.860% due 02/25/35                                    215             216
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                    119             122

 34  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.030% due 04/25/33                                    116             117
   Series 2003-3 Class M3
   7.330% due 06/25/33                                     53              54
   Series 2003-4 Class M2
   6.980% due 07/25/33                                    130             131
Park Place Securities, Inc. (E)
   Series 2005-WCW Class M1
   5.780% due 09/25/35                                    210             211
Parker Hannifin Employee Stock Ownership Trust
   (A)
   6.340% due 07/15/08                                    111             112
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                     85              84
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    230             230
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                     80              79
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                     85              83
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    175             177
Residential Asset Mortgage
   Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    205             207
Residential Asset Securities Corp.
   Series 2003-KS1 Class M2 (E)
   7.080% due 01/25/33                                     44              44
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    450             441
SBI Heloc Trust (E)(A)
   Series 2006-1A Class 1A2A
   5.496% due 08/25/36                                    400             400
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     12              13
Structured Asset Investment Loan Trust (E)
   Series 2005-3 Class M2
   5.770% due 04/25/35                                    120             120
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    400             396
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    106             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1
   5.450% due 12/25/35                                    297             297
                                                                 ------------
                                                                       10,854
                                                                 ------------

Corporate Bonds and Notes - 11.3%
Abbott Laboratories
   5.600% due 05/15/11                                    155             158
   5.875% due 05/15/16                                     80              83
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    100             107
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                     90              89
Altria Group, Inc. (N)
   7.750% due 01/15/27                                    100             121
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    175             178
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American General Finance Corp. (N)
   4.875% due 05/15/10                                    225             222
American International Group, Inc.
   4.700% due 10/01/10                                    130             128
   5.050% due 10/01/15                                    130             127
American RE Corp.
   Series B
   7.450% due 12/15/26                                    250             280
Americo Life, Inc. (p)
   7.875% due 05/01/13                                     50              50
AmerUs Group Co.
   5.950% due 08/15/15                                    150             153
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                    225             218
AT&T, Inc.
   5.100% due 09/15/14                                     45              44
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    330             342
Ball Corp.
   6.625% due 03/15/18                                    195             192
Bank of America Corp.
   5.875% due 02/15/09 (N)                                 80              81
   5.400% due 06/19/09 (E)                                900             900
   7.800% due 02/15/10                                     30              32
BellSouth Corp. (N)
   6.550% due 06/15/34                                     35              35
BNP Paribas Capital Trust (f)(A)
   9.003% due 12/29/49                                    450             507

                                                              Core Bond Fund  35

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                     50              52
Boston Scientific Corp.
   6.400% due 06/15/16                                    220             222
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     25              28
   6.750% due 03/15/29                                     10              11
CenterPoint Energy Houston
   Electric LLC
   Series J2
   5.700% due 03/15/13                                    110             111
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    120             134
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    150             164
   8.750% due 03/01/31                                     45              58
CIT Group, Inc.
   6.875% due 11/01/09                                     45              47
Citigroup Global Markets
   Holdings, Inc.
   Series MTNA (E)
   5.490% due 03/17/09                                    200             200
   Series MTNM (E)
   5.430% due 03/07/08                                    400             400
Citigroup, Inc.
   3.500% due 02/01/08                                    560             548
   5.525% due 01/30/09 (E)                                200             200
   6.500% due 01/18/11                                    130             137
   4.700% due 05/29/15                                     50              48
   6.125% due 08/25/36                                    300             309
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                     50              50
Clorox Co. (N)
   4.200% due 01/15/10                                    100              97
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     10              10
Comcast Cable Communications Holdings, Inc. (N)
   9.455% due 11/15/22                                    125             162
Comcast Corp.
   5.900% due 03/15/16                                     20              20
   6.450% due 03/15/37                                     55              55
COX Communications, Inc. (N)
   4.625% due 01/15/10                                    350             340
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                     65              64
   6.500% due 01/15/12                                     25              26
   5.500% due 08/15/13                                     45              45
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                     55              55
CVS Corp.
   5.750% due 08/15/11                                     90              91

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Delta Air Lines, Inc. (o)(p)
   9.500% due 11/18/08                                     55              61
Detroit Edison Co.
   6.350% due 10/15/32                                     50              52
Dex Media East Finance Co.
   12.125% due 11/15/12                                    50              56
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     30              31
DPL, Inc.
   6.875% due 09/01/11                                    148             156
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    130             154
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                    160             150
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
El Paso Corp.
   8.050% due 10/15/30 (N)                                400             416
   Series *
   6.700% due 02/15/27                                    100             100
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    170             197
Embarq Corp.
   7.995% due 06/01/36                                     25              26
Enterprise Products Operating, LP
   4.950% due 06/01/10                                    125             122
FedEx Corp.
   7.600% due 07/01/97                                     75              88
Financing Corp.
   Series 10P
   Zero coupon due 11/30/17                               510             292
   Series 15P
   Zero coupon due 03/07/19                                70              37
   Series 2P
   Zero coupon due 11/30/17                                60              34
   Series 6P
   Zero coupon due 08/03/18                               300             165
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    375             391
   Series C (N)
   7.375% due 11/15/31                                    275             318
Ford Motor Credit Co.
   7.875% due 06/15/10                                    200             195
FTI Consulting, Inc. (p)
   7.750% due 10/01/16                                     95              96

 36  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Capital Corp.
   5.500% due 04/28/11                                    180             182
   Series MTNA (N)
   5.450% due 01/15/13                                    260             263
General Electric Co. (E)
   5.430% due 12/09/08                                    200             200
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    135             130
GMAC LLC (N)
   6.750% due 12/01/14                                    200             195
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    425             450
   5.350% due 01/15/16 (N)                                320             314
   Series MTNB (E)
   5.527% due 12/22/08                                    300             300
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                    150             149
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                    125             123
Health Care Property Investors, Inc.
   5.950% due 09/15/11                                    300             301
Hess Corp.
   6.650% due 08/15/11 (N)                                 45              47
   7.300% due 08/15/31                                     70              79
Historic TW, Inc.
   8.050% due 01/15/16                                    185             208
HSBC Finance Corp.
   6.375% due 11/27/12                                    175             184
   5.000% due 06/30/15                                     85              82
Innophos Investments Holdings, Inc. (E)
   13.405% due 02/15/15                                   261             271
Innophos, Inc.
   8.875% due 08/15/14                                    160             159
International Business Machines Corp. (N)
   7.125% due 12/01/96                                    160             186
International Lease Finance Corp.
   5.750% due 06/15/11 (N)                                 70              71
   5.625% due 09/20/13                                     80              81
International Paper Co.
   6.750% due 09/01/11                                    100             106
   5.500% due 01/15/14                                     75              74
International Steel Group, Inc.
   6.500% due 04/15/14                                     95              94
iStar Financial, Inc.
   Series B
   5.125% due 04/01/11                                    200             196
ITT Corp.
   7.400% due 11/15/25                                    100             117
JP Morgan Chase Bank
   Series EMTN
   Zero coupon due 05/22/45                             1,819           1,050

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   5.600% due 06/01/11 (N)                                 65              66
   5.150% due 10/01/15                                    150             146
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    320             337
KeySpan Corp.
   7.625% due 11/15/10                                    150             162
Kraft Foods, Inc.
   5.625% due 11/01/11                                    400             404
Kroger Co. (The)
   8.000% due 09/15/29                                     15              17
   7.500% due 04/01/31 (N)                                 10              11
Lehman Brothers Holdings, Inc.
   5.457% due 04/03/09 (E)                                400             400
   5.000% due 01/14/11                                    175             173
   5.500% due 04/04/16                                     65              65
Mandalay Resort Group (N)
   6.500% due 07/31/09                                     90              90
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                     84              84
May Department Stores Co. (The) (N)
   5.750% due 07/15/14                                     55              54
MedQuest, Inc.
   Series B
   11.875% due 08/15/12                                   125             109
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                    410             398
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                    125             126
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    110             109
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     95              93
Morgan Stanley
   5.375% due 10/15/15                                    100              99
   Series GMTN (E)
   5.550% due 02/09/09                                    500             501
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    120             126
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     45              46
Nelnet, Inc.
   7.400% due 09/29/36                                    125             125

                                                              Core Bond Fund  37

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings, Inc.
   7.900% due 12/01/95                                     90              99
   8.250% due 10/17/96                                     20              22
Nisource Finance Corp. (N)
   7.875% due 11/15/10                                    100             108
Norfolk Southern Corp.
   7.700% due 05/15/17                                     20              23
   7.050% due 05/01/37                                     40              47
   6.000% due 03/15/49                                    105             100
   7.900% due 05/15/97                                    305             379
Occidental Petroleum Corp.
   9.250% due 08/01/19                                     95             126
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     20              20
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                     60              58
   6.050% due 03/01/34                                     65              65
Pemex Project Funding Master Trust (p)
   Series 144a
   5.750% due 12/15/15                                    100              98
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    150             158
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                    275             267
Progress Energy, Inc.
   7.100% due 03/01/11 (N)                                100             107
   7.000% due 10/30/31                                     75              84
Qwest Corp.
   7.625% due 06/15/15                                    200             208
Radiologix, Inc.
   Series B
   10.500% due 12/15/08                                   165             169
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    190             185
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                     75              73
Residential Capital Corp. (N)
   6.000% due 02/22/11                                    190             190
RH Donnelley, Inc.
   10.875% due 12/15/12                                   110             121
Rural Cellular Corp.
   8.250% due 03/15/12                                    120             124
Safeway, Inc. (N)
   7.250% due 02/01/31                                     20              21
SB Treasury Co. LLC (f)(A)
   (Step Up, 10.925%, 06/30/08)
   9.400% due 12/29/49                                    350             372
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                     75              73
Simon Property Group, LP (N)
   5.600% due 09/01/11                                    200             202

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Southern Copper Corp.
   7.500% due 07/27/35                                    295             309
Sprint Capital Corp.
   7.625% due 01/30/11                                    350             377
   8.750% due 03/15/32                                    215             262
Station Casinos, Inc.
   7.750% due 08/15/16                                    105             109
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                    150             151
TDS Investor Corp. (N)(p)
   11.875% due 09/01/16                                   295             283
Technical Olympic USA, Inc. (N)(p)
   8.250% due 04/01/11                                     95              88
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    140             165
   7.875% due 08/01/13                                    305             341
Tyson Foods, Inc.
   6.600% due 04/01/16                                     40              41
Union Pacific Corp.
   6.125% due 01/15/12                                    120             124
Union Planters Corp.
   7.750% due 03/01/11                                     50              55
Verizon Communications, Inc.
   5.550% due 02/15/16                                    295             291
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    280             300
   5.850% due 09/15/35                                    105              99
Visteon Corp. (N)
   8.250% due 08/01/10                                     80              78
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    125             125
WellPoint, Inc. (N)
   5.850% due 01/15/36                                     40              39
Wells Fargo & Co.
   4.950% due 10/16/13                                     65              64
Wells Fargo Bank NA
   5.750% due 05/16/16                                     80              82
Windstream Corp. (p)
   8.625% due 08/01/16                                    125             134
Wisconsin Central Transport
   6.625% due 04/15/08                                    325             331
Wyeth
   6.950% due 03/15/11                                    390             415
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    245             258
                                                                 ------------
                                                                       28,297
                                                                 ------------

 38  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Debt - 3.8%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    150             153
America Movil SA de CV (N)
   5.500% due 03/01/14                                    100              97
Arch Capital Group, Ltd.
   7.350% due 05/01/34                                     60              66
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                     50              48
AXA SA
   8.600% due 12/15/30                                     35              45
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    300             284
Brazilian Government International Bond
   7.875% due 03/07/15                                    100             110
   8.875% due 04/15/24                                    305             367
British Telecommunications PLC
   (Step Up, 9.125%, 12/15/06)
   8.875% due 12/15/30                                    150             200
Conoco Funding Co.
   6.350% due 10/15/11                                    310             326
Deutsche Telekom International Finance BV
   5.375% due 03/23/11                                     75              75
   8.250% due 06/15/30                                    155             189
Egypt Government AID Bonds
   4.450% due 09/15/15                                    390             376
Endurance Specialty Holdings, Ltd. (N)
   6.150% due 10/15/15                                    100              99
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    110             105
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                120             117
   5.125% due 02/14/11 (N)                                100              99
Falconbridge, Ltd.
   6.000% due 10/15/15                                    135             135
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                     80             100
HSBC Holdings PLC
   6.500% due 05/02/36                                     45              48
Intelsat Bermuda, Ltd. (p)
   11.250% due 06/15/16                                   175             186
Intrawest Corp.
   7.500% due 10/15/13                                    210             226
Ispat Inland ULC
   9.750% due 04/01/14                                    209             235
JBS SA (p)
   10.500% due 08/04/16                                   100             101
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     60              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mexico Government International Bond
   6.200% due 01/13/09 (E)                                 70              71
   8.300% due 08/15/31                                    215             268
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    100             101
Panama Government International Bond
   9.375% due 07/23/12                                    100             117
Poland Government International Bond
   Series RSTA
   (Step Up, 5.000%, 10/27/14)
   4.750% due 10/27/24                                    200             191
Province of Quebec Canada (N)
   Series PJ
   6.125% due 01/22/11                                    375             390
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   Series 2005
   5.298% due 09/30/20                                     75              72
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    250             241
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    255             249
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    700             781
Russia Government International Bond (p)
   5.000% due 03/31/30                                    315             351
Santander Financial Issuances
   6.375% due 02/15/11                                    110             115
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    135             145
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    400             389
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    111             115
Telecom Italia Capital SA
   4.875% due 10/01/10                                    150             145
   5.250% due 10/01/15                                    265             246
Telefonica Emisiones SAU
   5.690% due 06/19/09 (E)                                300             300
   7.045% due 06/20/36                                     75              79
Telefonica Europe BV (N)
   7.750% due 09/15/10                                    325             351

                                                              Core Bond Fund  39

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TELUS Corp.
   8.000% due 06/01/11                                    250             276
Transocean, Inc. (E)
   5.591% due 09/05/08                                    200             200
Tyco International Group SA
   6.750% due 02/15/11                                    400             423
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     35              38
Vale Overseas, Ltd.
   6.250% due 01/11/16                                     35              35
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    110             107
                                                                 ------------
                                                                        9,642
                                                                 ------------

Loan Agreements - 0.6%
Starbound Reinsurance, Ltd.
   7.230% due 12/29/06                                  1,500           1,500
                                                                 ------------

Mortgage-Backed Securities - 44.2%
ABN Amro Mortgage Corp.
   Series 2003-13 Class A3
   5.500% due 01/25/34                                  1,498           1,448
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.570% due 07/25/35                                    352             353
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    177             172
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    465             462
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    300             292
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    275             269
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    150             147
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    500             492
   Series 2006-4 Class A4
   5.634% due 07/10/16                                  1,000           1,022
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.114% due 05/25/35                                    163             159
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    475             471
   Series 2006-A Class 3A2
   5.922% due 02/20/36                                    232             234
   Series 2006-A Class 4A1 (E)
   5.567% due 02/20/36                                    523             523

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     20              20
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    460             454
   Series 2005-L Class 3A1 (E)
   5.453% due 01/25/36                                    255             254
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A2 (E)
   5.780% due 12/25/33                                    269             271
   Series 2003-2 Class CB2 (E)
   5.830% due 04/25/33                                    120             121
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    248             246
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 6A1
   5.060% due 04/25/33                                     82              83
   Series 2003-8 Class 4A1
   4.650% due 01/25/34                                    165             165
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.395% due 05/25/35                                    324             324
Bear Stearns Mortgage Funding Trust
   5.500% due 10/25/36                                  1,000           1,000
   5.620% due 08/25/40                                  1,000           1,000
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     92              91
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    325             325
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.400% due 07/15/44                                  1,000             997
   Series 2006-CD2 Class A4
   5.545% due 01/15/46                                    500             502
Countrywide Alternative Loan Trust
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    160             160
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    233             232
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    135             137
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    207             210
   Series 2006-OA1 Class 4A1 (E)
   5.514% due 08/25/46                                    983             986

 40  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass-Through
   Trust (E)
   Series 2004-16 Class 1A1
   5.730% due 09/25/34                                    455             457
   Series 2005-3 Class 1A2
   5.620% due 04/25/35                                     55              55
   Series 2005-HYB Class 3A2A
   5.250% due 02/20/36                                     88              87
   Series 2006-OA5 Class 2A1
   5.530% due 04/25/46                                    960             961
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.024% due 08/25/35                                    465             473
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    302             305
   Interest Only STRIP
   Series 1999-CG1 Class S
   1.028% due 04/10/23                                  3,581              73
Fannie Mae
   5.190% due 2012                                        214             213
   6.000% due 2016                                         22              22
   5.000% due 2017                                        660             651
   5.024% due 2017 (E)                                     66              65
   6.000% due 2017                                        117             119
   4.000% due 2018                                        965             915
   4.500% due 2018                                        372             360
   5.000% due 2018                                        290             285
   5.000% due 2019                                      1,475           1,452
   4.500% due 2020                                        244             236
   5.000% due 2020                                      2,110           2,073
   5.000% due 2021                                      1,622           1,595
   6.500% due 2024                                        600             613
   5.500% due 2029                                         98              97
   6.000% due 2032                                        620             625
   7.000% due 2032                                        274             282
   3.900% due 2033 (E)                                    364             358
   4.644% due 2033 (E)                                    221             221
   5.000% due 2033                                        663             638
   5.500% due 2033                                      3,166           3,130
   6.000% due 2033                                        246             248
   5.000% due 2034                                        760             731
   5.500% due 2034                                      4,966           4,901
   5.000% due 2035                                        507             487
   5.500% due 2035                                     23,407          23,086
   6.000% due 2035                                        218             219
   5.197% due 2036 (E)                                    566             568
   5.500% due 2036                                        988             974
   6.500% due 2036                                      1,022           1,039
   7.500% due 2036                                        835             863
   Series 2003-32 Class FH (E)
   5.730% due 11/25/22                                    404             407

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-337 Class 1
   Zero coupon due 06/01/33                               312             229
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 09/01/33                                    311              67
   Series 2003-78 Class FI (E)
   5.730% due 01/25/33                                    393             395
   Series 2004-21 Class FL (E)
   5.680% due 11/25/32                                    207             207
   15 Year TBA (I)
   4.500%                                               1,270           1,225
   5.000%                                                 445             437
   30 Year TBA (I)
   4.500%                                                 530             495
   5.000%                                               1,960           1,883
   5.500%                                               1,960           1,931
   6.000%                                               1,760           1,768
   6.500%                                               1,025           1,044
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     54              55
Federal Home Loan Mortgage Corp. Structured
   Pass-Through Securities (E)
   Series 2005-63 Class 1A1
   5.632% due 02/25/45                                     65              65
First Horizon Alternative Mortgage Securities
   Series 2006-AA5 Class A2 (E)
   6.617% due 09/25/36                                    211             216
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    265             268
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.525% due 10/25/35                                    131             131
Freddie Mac
   5.000% due 2018                                        477             470
   4.000% due 2019                                      1,930           1,824
   5.000% due 2019                                        909             895
   4.688% due 2034 (E)                                    252             254
   Series 2000-226 Class F (E)
   5.780% due 11/15/30                                     21              21
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    391             378
   Series 2003-263 Class YH
   3.500% due 08/15/22                                     --              --

                                                              Core Bond Fund  41

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    355              18
   Series 2004-281 Class DF (E)
   5.780% due 06/15/23                                    152             153
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    208              33
   Series 2005-294 Class FA (E)
   5.500% due 03/15/20                                    295             294
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                               240             240
   30 Year TBA (I)
   5.000%                                               1,460           1,404
   5.500%                                               1,520           1,499
   6.000%                                                 270             271
Freddie Mac Gold
   6.000% due 2016                                         36              37
   5.000% due 2018                                        304             300
   5.500% due 2020                                        988             989
   7.222% due 2030 (E)                                      2               2
   5.000% due 2033                                        240             232
Freddie Mac REMIC
   Series 2004-277 Class KE
   3.500% due 12/15/17                                     45              45
Ginnie Mae I
   6.000% due 2029                                         16              16
   30 Year TBA (I)
   5.500%                                                 920             914
Ginnie Mae II (E)
   5.375% due 2026                                        276             278
   4.750% due 2027                                         18              19
   4.750% due 2032                                        168             168
Government National Mortgage Association (E)
   Series 2000-29 Class F
   5.830% due 09/20/30                                     31              31
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    465             465
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.430% due 01/06/08                                    159             159
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    115             117
Harborview Mortgage Loan Trust
   Series 2005-14 Class 3A1A
   5.319% due 12/19/35                                    130             129
   Series 2005-16 Class 3A1A (E)
   5.580% due 01/19/36                                    944             947

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    367             358
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    210             206
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    325             315
   Series 2006-CB1 Class A4
   5.552% due 05/12/45                                    220             223
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                    270             282
   5.399% due 05/15/45                                    290             291
LB-UBS Commercial Mortgage Trust
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                  1,000             987
   Series 2006-C4 Class A4
   6.098% due 06/15/38                                    105             110
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    685             688
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.630% due 11/25/35                                    804             805
   Series 2006-16N
   5.510% due 11/25/46                                  1,000           1,000
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.660% due 06/25/33                                    206             207
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    170             170
Mastr Asset Securitization Trust (E)
   Series 2003-7 Class 4A35
   5.730% due 09/25/33                                    285             285
   Series 2004-4 Class 2A2
   5.780% due 04/25/34                                    113             113
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.570% due 06/15/30                                    263             261
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.930% due 04/25/29                                     96              96
Morgan Stanley Capital I
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    415             413
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                    160             162
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    200             205

 42  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
   5.870% due 10/25/49                                    145             145
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    220             220
MortgageIT Trust (E)
   Series 2005-AR1 Class 1A1
   5.580% due 11/25/35                                    797             799
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.730% due 02/25/34                                     53              53
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.930% due 04/25/34                                     79              79
   Series 2004-QS8 Class A4 (E)
   5.730% due 06/25/34                                    404             406
   Series 2005-QA8 Class NB3
   5.504% due 07/25/35                                    281             282
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    445             448
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.620% due 06/25/33                                    114             114
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.780% due 02/25/34                                    456             457
Residential Funding Mortgage Security I (E)
   Series 2003-S14 Class A5
   5.730% due 07/25/18                                    238             238
   Series 2003-S20 Class 1A7
   5.830% due 12/25/33                                     93              93
   Series 2003-S5 Class 1A2
   5.780% due 11/25/18                                    227             228
Sequoia Mortgage Trust (E)
   Series 2001-5 Class A
   5.680% due 10/19/26                                    112             112
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    949             920
Structured Asset Mortgage Investments, Inc.
   5.540% due 11/25/46                                  1,000           1,000
   Series 2006-AR2 Class A1
   5.560% due 02/25/36                                    897             898
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    650             641
Thornburg Mortgage Securities Trust (E)
   Series 2006-5 Class A1
   5.450% due 08/25/36                                    994             994

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C21 Class A4
   5.370% due 10/15/44                                  1,000             994
Wamu Alternative Mortgage Pass-Through
   Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                     90              88
Washington Mutual Alternative Mortgage
   Pass-Through Certificates (E)
   Series 2006-AR7 Class A1A
   5.352% due 09/25/46                                    976             976
   Series 2006-AR7 Class A1C
   5.618% due 09/25/46                                  1,000           1,000
   Series 2006-AR8 Class 2A
   5.413% due 09/25/46                                  2,000           2,000
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.880% due 10/25/33                                    415             417
   Series 2005-AR1 Class 1A1
   4.839% due 10/25/35                                    354             349
   Series 2005-AR1 Class A1A1 (E)
   5.620% due 10/25/45                                     74              74
   5.655% due 12/25/45                                    841             844
   Series 2005-AR6 Class B3 (E)
   5.990% due 04/25/45                                    254             254
   Series 2006-AR1 Class 3A1A (E)
   5.352% due 09/25/46                                    996             995
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    523             524
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    375             371
                                                                 ------------
                                                                      110,714
                                                                 ------------

Municipal Bonds - 0.3%
Golden State Tobacco
Securitization Corp. Revenue Bonds, weekly
   demand
   6.750% due 06/01/39                                    400             452
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.250% due 06/01/43                                    200             218
                                                                 ------------
                                                                          670
                                                                 ------------

                                                              Core Bond Fund  43

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Non-US Bonds - 0.3%
Quebec Residual
   Principal Only STRIP
   Zero coupon due 12/01/36                        CAD    490             108
United Kingdom Gilt
   5.750% due 12/07/09                             GBP    400             770
                                                                 ------------
                                                                          878
                                                                 ------------

United States Government Agencies - 8.6%
Fannie Mae
   4.200% due 03/24/08 (N)                              2,000           1,975
   4.150% due 09/10/09 (N)                              2,200           2,155
   4.010% due 10/21/09                                  1,600           1,560
   3.875% due 02/15/10 (N)                                710             688
   4.750% due 04/20/10 (N)                              1,400           1,393
   4.125% due 05/12/10                                  1,500           1,462
   5.050% due 02/07/11                                  1,200           1,207
Federal Home Loan Bank
   4.800% due 05/02/08                                  3,100           3,090
   Series 577 (N)
   4.500% due 09/26/08                                  2,900           2,873
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                295             300
   5.310% due 12/28/12                                  1,000           1,019
   Series IY08
   3.400% due 03/18/08                                  1,000             977
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                80              50
   Series 12P
   Zero coupon due 12/06/18                               245             133
   Series 13
   Zero coupon due 12/27/16                               275             165
   Series 13P
   Zero coupon due 12/27/18                               670             361
   Series 16P
   Zero coupon due 04/05/19                               380             202
   Series 19
   Zero coupon due 06/06/16                               230             142
   Series 1P
   Zero coupon due 05/11/18                                95              53
   Series 3P
   Zero coupon due 11/30/17                               170              97
   Series 5P
   Zero coupon due 02/08/18                                65              37
   Series 8P
   Zero coupon due 08/03/18                               605             333
   Series 9P
   Zero coupon due 10/06/17                               310             179
Freddie Mac
   3.450% due 03/12/08                                  1,000             978

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series *
   2.750% due 03/15/08                                    210             203
                                                                 ------------
                                                                       21,632
                                                                 ------------

United States Government Treasuries - 8.3%
United States Treasury (N)
   Principal Only STRIP
   Zero coupon due 11/15/21                             3,870           1,859
United States Treasury Inflation Indexed Bonds
   (N)
   3.375% due 01/15/12                                  1,071           1,128
   1.875% due 07/15/13                                    222             216
   2.000% due 01/15/14                                    110             108
   2.000% due 07/15/14                                  1,770           1,735
   1.875% due 07/15/15                                    209             203
   2.000% due 01/15/16                                    308             300
   2.500% due 07/15/16                                    806             822
   2.375% due 01/15/25                                    432             439
   2.000% due 01/15/26                                  1,128           1,082
United States Treasury Notes (N)
   4.375% due 12/31/07                                  3,835           3,812
   4.875% due 08/31/08                                  4,800           4,813
   4.375% due 12/15/10                                    420             416
   4.250% due 08/15/15                                    625             608
   6.000% due 02/15/26                                  2,230           2,551
   4.500% due 02/15/36                                    750             719
                                                                 ------------
                                                                       20,811
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $203,806)                                                       204,998
                                                                 ------------

PREFERRED STOCKS - 0.3%
Financial Services - 0.2%
DG Funding Trust (E)(A)                                    49             513
                                                                 ------------

Utilities - 0.1%
Rural Cellular Corp. (AE)                                 145             176
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $686)                                                               689
                                                                 ------------

 44  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.0%
Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights Series E (AE)                    1,900,000              35
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1)                                                                  35
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.2%
(Number of Contracts)
Eurodollar Futures
   Dec 2006 91.75 Put (13)                              2,982              --
   Dec 2006 92.00 Put (56)                             12,880              --
   Dec 2006 92.25 Put (36)                              8,303              --
   Dec 2006 92.50 Put (45)                             10,406              --
   Dec 2006 92.75 Put (24)                              5,565              --
   Dec 2006 93.38 Put (15)                              3,502              --
   Dec 2006 94.13 Put (44)                             10,354              --
   Mar 2007 92.00 Put (9)                               2,070              --
   Mar 2007 92.25 Put (49)                             11,301              --
   Mar 2007 92.50 Put (5)                               1,156              --
   Jun 2007 91.00 Put (59)                             13,423               1
   Jun 2007 91.25 Put (71)                             16,197               1
   Sep 2007 90.75 Put (37)                              8,394              --
   Sep 2007 91.25 Put (46)                             10,494              --
   Sep 2007 91.25 Put (38)                              8,669              --
Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/EUR 3.960% Jul 2007 0.00
   Call (1)                                             2,536              13
   EUR Six Month LIBOR/EUR 4.100% Jul 2007 0.00
   Call (1)                                             2,536              13
   EUR Three Month LIBOR/EUR 3.960% Jul 2007
   0.00 Call (1)                                        2,536              15
   GBP Six Month LIBOR/GBP 5.080% Jun 2007 0.00
   Call (1)                                               749              --
   GBP Three Month LIBOR/GBP 5.080% Jun 2007
   0.00 Call (1)                                          562               2
   USD Three Month LIBOR/USD 4.500% Oct 2006
   0.00 Call (2)                                        5,000              --
   USD Three Month LIBOR/USD 4.800% Dec 2006
   0.00 Call (1)                                        3,000               2
   USD Three Month LIBOR/USD 5.170% Feb 2007
   0.00 Call (1)                                        2,300              11
   USD Three Month LIBOR/USD 5.000% Mar 2007
   0.00 Call (2)                                        4,000              12

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
   USD Three Month LIBOR/USD 5.080% Apr 2007
   0.00 Call (1)                                        2,300              11
   USD Three Month LIBOR/USD 5.200% May 2007
   0.00 Call (2)                                       10,000              67
   USD Three Month LIBOR/USD 5.250% Jun 2007
   0.00 Call (1)                                        5,000              40
   USD Three Month LIBOR/USD 5.500% Jun 2007
   0.00 Call (1)                                        4,000              60
   USD Three Month LIBOR/USD 5.370% Jul 2007
   0.00 Call (1)                                        3,300              32
   USD Three Month LIBOR/USD 5.250% Jul 2007
   0.00 Call (1)                                       11,000             186
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $268)                                                               466
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 22.1%
American General Finance Corp. (E)
   Series MTNG
   5.429% due 03/23/07                                    100             100
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                    475             481
AT&T, Inc. (p)
   4.214% due 06/05/07                                    300             298
Bank of America Corp. (z)
   5.265% due 12/06/06                                  1,000             987
   5.260% due 12/18/06                                    800             789
Barclays Bank PLC (z)
   5.343% due 01/29/07                                  1,100           1,103
Barclays US Funding Corp. (c)(z)
   5.275% due 11/21/06                                  1,000             993
Caesars Entertainment, Inc.
   9.375% due 02/15/07                                    140             141
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.740% due 11/17/06                                    600             600
Dexia Delaware LLC (c)(z)
   5.270% due 11/10/06                                  2,300           2,287
   5.265% due 11/21/06                                    500             496
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     30              30
Dutch Treasury Certificate
   Zero coupon due 10/31/06                        EUR    300             380

                                                              Core Bond Fund  45

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Discount Notes (z)
   Zero coupon due 11/29/06                             1,100           1,087
Ford Motor Credit Co. (E)
   6.340% due 03/21/07                                    500             499
France Treasury Bill BTF
   Zero coupon due 12/21/06                        EUR    550             692
General Electric Capital Corp. (c)(z)
   5.370% due 10/10/06                                  1,400           1,398
   5.350% due 10/26/06                                  1,100           1,096
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    150             151
HBOS Treasury Services PLC (z)
   5.266% due 11/22/06 (c)                              1,400           1,389
   5.260% due 12/07/06                                  1,400           1,381
Hilton Hotels Corp.
   7.950% due 04/15/07                                     45              46
HSBC Bank USA NA (E)
   Series BKNT
   5.460% due 09/21/07                                    500             501
ING US Funding, LLC (z)
   5.255% due 12/06/06                                  2,600           2,566
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                   410             423
MGM Mirage
   9.750% due 06/01/07                                    170             174
Mirage Resorts, Inc.
   6.750% due 08/01/07                                     85              85
Russell Investment Company Money Market Fund       19,627,000          19,627
Skandinaviska Enskilda Banken (z)
   5.255% due 12/08/06                                  2,600           2,565
Societe Generale NA (z)
   5.370% due 10/10/06 (c)                                600             599
   5.245% due 01/08/07                                  2,200           2,161
Spintab Swedish Mortgage (c)(z)
   5.350% due 11/02/06                                  2,500           2,488
TELUS Corp.
   7.500% due 06/01/07                                    270             274
Total SA (c)(z)
   5.360% due 10/02/06                                  1,200           1,200
UBS Financial Del LLC (c)(z)
   5.265% due 11/16/06                                    800             795
   5.280% due 11/16/06                                  2,000           1,987

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (z)(sec.)
   5.087% due 11/30/06                                    185             183
   5.101% due 11/30/06                                     10              10
   4.921% due 12/14/06                                     25              25
   4.936% due 12/14/06                                    495             489
   5.020% due 02/15/07                                     65              64
   5.134% due 02/15/07                                     50              49
   3.051% due 05/15/07                                     25              25
United States Treasury Inflation Indexed Bonds
   (sec.)
   3.375% due 01/15/07                                    128             127
Westpac Banking Corp. (c)(z)
   5.270% due 11/16/06                                  2,600           2,582
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,464)                                                         55,423
                                                                 ------------

OTHER SECURITIES - 14.1%
State Street Securities Lending Quality Trust
   (X)                                             35,244,997          35,245
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,245)                                                         35,245
                                                                 ------------

TOTAL INVESTMENTS - 118.4%
(identified cost $295,470)                                            296,856

OTHER ASSETS AND LIABILITIES,
NET - (18.4%)                                                         (46,155)
                                                                 ------------

NET ASSETS - 100.0%                                                   250,701
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 46  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euro-Bund Futures (Germany)
   expiration date 12/06 (2)                                  299                 28

Euro-Schatz Bond Futures (Germany)
   expiration date 12/06 (12)                               1,581                 (1)

Eurodollar Futures (CME)
   expiration date 12/06 (237)                             56,089               (103)
   expiration date 03/07 (131)                             31,055                (94)
   expiration date 06/07 (126)                             29,920                (19)
   expiration date 09/07 (106)                             25,208                 30
   expiration date 12/07 (77)                              18,328                 58
   expiration date 03/08 (28)                               6,666                 30
   expiration date 06/08 (3)                                  714                  3

Germany, Federal Republic
   5 Year Bonds
   expiration date 12/06 (3)                                  418                  1

Germany, Federal Republic
   10 Year Bonds
   expiration date 12/06 (2)                                  300                  2
Three Month LIBOR Futures
   expiration date 06/07 (4)                                  887                 --
   expiration date 09/07 (6)                                1,332                  1
   expiration date 12/07 (8)                                1,776                  3
   expiration date 03/08 (1)                                  222                 --
   expiration date 06/08 (1)                                  222                 --
   expiration date 09/08 (1)                                  222                 --

Long Gilt Bond (UK)
   expiration date 12/06 (6)                                1,233                  3

Three Month Short Sterling Interest Rate Futures
   (UK)
   expiration date 03/07 (18)                               3,982                  2

United States Treasury Bonds
   expiration date 12/06 (37)                               4,159                 48

United States Treasury 2 Year Notes
   expiration date 12/06 (23)                               4,704                 10

United States Treasury 5 Year Notes
   expiration date 12/06 (65)                               6,859                 38

United States Treasury 10 Year Notes
   expiration date 12/06 (33)                               3,566                 20

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

Short Positions
Australian 3 Year Treasury Bond (Australia)
   expiration date 12/06 (19)                               3,670                  2

Australian 10 Year Treasury Bond (Australia)
   expiration date 12/06 (10)                               5,391                  4

Bankers Acceptance Futures (Canada)
   expiration date 03/07 (19)                               4,081                 (3)

Euro-Bobl Futures (Germany)
   expiration date 12/06 (8)                                1,114                 --

Japanese 10 Year Bond (Japan)
   expiration date 12/06 (4)                                4,567                (25)

United States Treasury 5 Year Notes
   expiration date 12/06 (7)                                  739                 (4)

United States Treasury 10 Year Notes
   expiration date 12/06 (48)                               4,755                (68)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        (34)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  47

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (11)                                  2,613                 (9)
   Dec 2006 95.25 Put (98)                                 23,336               (143)
   May 2007 94.75 Put (4)                                     948                 (1)
   May 2007 95.25 Put (4)                                     953                 (5)

Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   USD 4.100%
   Jul 2007 0.00 Call (2)                                   2,536                (32)
   EUR Six Month LIBOR/
   USD 4.230%
   Jul 2007 0.00 Call (1)                                   1,268                (18)
   GBP 4.500%/GBP Six Month
   LIBOR
   Dec 2006 0.00 Put (1)                                    3,745                (27)
   GBP Three Month LIBOR/
   USD 4.850%
   Jun 2007 0.00 Call (2)                                     374                 (4)
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   1,000                 (2)
   USD Three Month LIBOR/
   USD 5.240%
   Feb 2007 0.00 Call (1)                                   1,000                (12)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   2,000                (14)
   USD Three Month LIBOR/
   USD 5.220%
   Apr 2007 0.00 Call (1)                                   1,000                (13)
   USD Three Month LIBOR/
   USD 5.300%
   May 2007 0.00 Call (1)                                   2,000                (31)
   USD Three Month LIBOR/
   USD 5.315%
   May 2007 0.00 Call (1)                                   2,200                (35)
   USD Three Month LIBOR/
   USD 5.340%
   Jun 2007 0.00 Call (1)                                   2,000                (37)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
   USD Three Month LIBOR/
   USD 5.600%
   Jun 2007 0.00 Call (1)                                   2,000                 --
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                   5,000                (95)
   USD Three Month LIBOR/
   USD 5.500%
   Jul 2007 0.00 Call (1)                                   1,100                (32)

United States Bonds
   Nov 2006 104.00 Put (11)                                 1,144                 --
   Nov 2006 111.00 Call (13)                                1,443                (23)

United States Treasury Notes
   2 Year Futures
   Nov 2006 101.75 Put (116)                               23,606                 (9)

United States Treasury Notes
   5 Year Futures
   Nov 2006 105.50 Call (55)                                5,803                (24)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $427)                                                     (566)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 48  Core Bond Fund

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             455      AUD           605    12/20/06                 (4)
USD           1,328      AUD         1,737    12/20/06                (34)
USD             134      CAD           149    10/19/06                 (1)
USD             466      CAD           518    12/20/06                 --
USD             111      CNY           859    03/19/07                 (1)
USD             179      EUR           140    03/23/07                 --
USD              91      GBP            48    10/19/06                 (1)
USD           1,614      GBP           860    12/20/06                 (3)
USD           1,627      GBP           860    12/20/06                (16)
USD           1,207      JPY       137,417    11/15/06                (35)
USD           1,210      JPY       137,417    11/15/06                (36)
USD             199      JPY        23,000    12/20/06                 (2)
USD             890      JPY       103,450    12/20/06                 (4)
USD             236      NOK         1,534    12/20/06                 --
USD             466      SEK         3,386    12/20/06                 --
USD             848      SEK         6,138    12/20/06                 (4)
USD              41      SGD            65    11/27/06                 --
USD              40      TWD         1,302    11/22/06                 (1)
AUD             619      USD           464    12/20/06                  4

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
BRL           2,105      USD           956    02/02/07                 10
CAD             453      USD           410    12/20/06                  3
CAD             508      USD           455    12/20/06                 (2)
CHF           1,806      USD         1,465    12/20/06                  9
EUR             667      USD           849    10/31/06                  2
EUR             366      USD           466    12/20/06                 --
EUR             666      USD           851    12/20/06                  2
JPY          22,550      USD           195    12/20/06                  2
JPY         117,219      USD         1,009    12/20/06                  4
JPY         118,995      USD         1,024    12/20/06                  4
JPY         118,995      USD         1,025    12/20/06                  5
NZD             713      USD           455    12/20/06                 (8)
NZD           2,025      USD         1,302    12/20/06                (14)
SEK           3,373      USD           467    12/20/06                  3
                                                           --------------
Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                (118)
                                                           ==============

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                              MARKET
          REFERENCE                  COUNTER         AMOUNT       FUND RECEIVES      TERMINATION          VALUE
            ENTITY                    PARTY             $          FIXED RATE            DATE               $
------------------------------   ----------------   ---------   -----------------   --------------   ----------------
Brazilian Government
International Bond               Salomon                  800        1.500%            06/20/16                     7
Core Investment Grade Bond       Bank of America        7,000        0.650%            06/20/16                    30
Core Investment Grade Bond       Bear Stearns           1,300        0.650%            06/20/16                     6
Gaz Capital for Gazprom          JP Morgan                200        0.570%            07/20/07                    --
General Motors Acceptance
   Corp.                         Bear Stearns             400        2.100%            12/20/06                     2
Russian Federation               JP Morgan                100        0.460%            06/20/10                    --
SoftBank Corp.                   Deutsche Bank          7,000        2.300%            09/20/07                    --
                                                                                                     ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($10)                          45
                                                                                                     ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Core Bond Fund  49

RUSSELL INVESTMENT FUNDS
CORE BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
        COUNTER               NOTIONAL                                                     TERMINATION           VALUE
         PARTY                 AMOUNT          FUND RECEIVES           FUND PAYS               DATE                $
------------------------   --------------   -------------------   --------------------   ----------------   ----------------
Bank of America              USD    3,500   5.600%                Three Month LIBOR          12/21/09                     55
Bank of America              USD    6,500   5.470%                Three Month LIBOR          06/14/11                    106
Bank of America              USD    5,500   5.650%                Three Month LIBOR          12/20/13                    171
Bank of America              USD    1,800   5.550%                Three Month LIBOR          06/14/16                     52
Bank of America              USD    1,500   5.630%                Three Month LIBOR          06/16/36                     75
Barclays Bank PLC            USD    1,500   5.000%                Three Month LIBOR          12/20/08                     (1)
Barclays Bank PLC            GBP       50   5.000%                Six Month LIBOR            06/16/11                     --
Barclays Bank PLC            JPY  445,000   6 Month LIBOR         1.550% Fixed               12/20/11                     36
Barclays Bank PLC            EUR    3,800   4.250%                Six Month LIBOR            07/20/16                    118
Barclays Bank PLC            SEK   35,000   3 Month LIBOR         4.322% Fixed               07/20/16                   (119)
Barclays Bank PLC             EUR     400   4.300%                Six Month LIBOR            12/20/16                     13
Barclays Bank PLC            SEK    4,000   3 Month LIBOR         4.350% Fixed               12/20/16                     (6)
Barclays Bank PLC            JPY   40,000   6 Month LIBOR         2.100% Fixed               12/20/16                     (7)
Barclays Bank PLC            GBP      170   4.550%                Six Month LIBOR            12/22/36                      7
Barclays Bank PLC             EUR     550   4.550%                Six Month LIBOR            12/22/36                     48
Barclays Bank PLC            GBP      880   6 Month LIBOR         4.550% Fixed               12/22/36                    (22)
Barclays Bank PLC             EUR     240   6 Month LIBOR         4.550% Fixed               12/22/36                    (21)
BNP Paribas                   EUR     500   2.090%                Consumer Price Index       10/15/10                      4
                                                                    (France)
Credit Suisse First                                               3.959% Fixed
   Boston                     EUR  13,440   6 Month LIBOR                                    11/24/08                    (44)
Credit Suisse First                                               Six Month LIBOR
   Boston                     EUR  14,920   4.078%                                           11/22/11                    196
Credit Suisse First                                               5.100%
   Boston                    GBP      240   6 Month LIBOR                                    12/20/11                     (1)
Credit Suisse First                                               Six Month LIBOR
   Boston                     EUR     320   4.300%                                           12/20/16                     11
Credit Suisse First                                               4.350% Fixed
   Boston                    SEK    3,000   3 Month LIBOR                                    12/20/16                      9
Credit Suisse First                                               5.000%
   Boston                    GBP      832   6 Month LIBOR                                    12/20/16                    (10)
Credit Suisse First                                               4.412% Fixed
   Boston                    EUR    4,630   6 Month LIBOR                                    11/22/21                   (214)
Credit Suisse First                                               Three Month LIBOR
   Boston                    USD      640   5.820%                                           09/22/36                     50
Credit Suisse First                                               Six Month LIBOR
   Boston                    GBP      230   4.550%                                           12/22/36                      9
Credit Suisse First                                               4.550% Fixed
   Boston                     EUR     330   Six Month LIBOR                                  12/22/36                    (29)
Goldman Sachs                USD      200   5.000%                Three Month LIBOR          12/20/36                     (9)
JP Morgan                     EUR     500   6.000%                Six Month LIBOR            06/18/34                    106
Lehman Brothers              USD    4,700   5.000%                Three Month LIBOR          12/20/11                    (13)
Merrill                      GBP      100   4.000%                Six Month LIBOR            12/15/35                     --
Royal Bank of Scotland       JPY  235,000   6 Month LIBOR         1.850%                     12/20/13                    (40)
Royal Bank of Scotland       GBP      210   4.550%                Six Month LIBOR            12/22/36                      8
Royal Bank of Scotland       GBP      210   4.550%                Six Month LIBOR            12/22/36                      8
Royal Bank of Scotland       USD      620   3 Month LIBOR         5.750%                     12/22/36                    (42)
Salomon Smith Barney         BRL    3,256   13.690%               Brazilian Interbank        01/02/08                     --
                                                                    Deposit Average
Salomon Smith Barney          MXN  33,000   8.100%                Mexico 28 Day              07/04/08                     20
                                                                    Interbank Rate
Salomon Smith Barney          MXN  21,310   7.820%                Mexico 28 Day              09/25/08                     --
                                                                    Interbank Rate
                                                                                                            ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $68                                   524
                                                                                                            ================

See accompanying notes which are an integral part of the schedules of investments.

 50  Core Bond Fund

RUSSELL INVESTMENT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(o)   In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

                                           Notes to Schedules of Investments  51

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Funds (the "Investment Company") is a series investment company with five different investment portfolios referred to as Funds. This Quarterly Report reports on all five of the Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Russell Investment Management Company ("RIMCo" or "Adviser"). On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

 52  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Funds financial statement disclosures.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the

                                                   Notes to Quarterly Report  53

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Derivatives and other investments

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: exposing cash reserves to the appropriate markets, hedging, and return enhancement. The Funds may pursue their strategies to be fully invested by exposing their cash reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-U.S. and Core Bond Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Non-U.S. and Core Bond Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Non-U.S. and Core Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at September 30, 2006 are presented on the Schedule of Investments for the Non-U.S. and Core Bond Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended September 30, 2006, there were no unfunded loan commitments in the Core Bond Fund.

 54  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Core Bond Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

                                                   Notes to Quarterly Report  55

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Core Bond Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Core Bond Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Core Bond Fund's custodian. To the extent that the Core Bond Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Core Bond Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Core Bond Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets (Non-U.S. Fund)

   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended September 30, 2006 were as follows:

                                                   NON-U.S. FUND                   CORE BOND FUND
                                            ----------------------------    ----------------------------
                                             NUMBER OF        PREMIUMS       NUMBER OF        PREMIUMS
                                             CONTRACTS        RECEIVED       CONTRACTS        RECEIVED
   -----------------------------------------------------------------------------------------------------
   Outstanding December 31, 2005                      11    $     42,642             183    $    184,555
   Opened                                            311       1,581,227             341         354,756
   Closed                                           (264)     (1,308,292)            (64)        (56,394)
   Expired                                            (5)        (30,794)           (129)        (55,428)
                                            ------------    ------------    ------------    ------------
   Outstanding September 30, 2006                     53    $    284,783             331    $    427,489
                                            ============    ============    ============    ============

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

 56  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of September 30, 2006, the non-cash collateral received for the securities on loan in the Non-U.S. Fund was $1,549,234. The non-cash collateral consists of a pool of US Government securities.

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Russell Investment Company ("RIC") Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). As of September 30, 2006, $107,624,000 of the Money Market Fund's net assets represents investments by the Funds.

5. FEDERAL INCOME TAXES

   At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                  REAL ESTATE
                                       MULTI-STYLE EQUITY    AGGRESSIVE EQUITY      NON-U.S.       SECURITIES      CORE BOND
   ---------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $387,009,640         $295,070,460       $357,917,917    $442,828,513    $296,635,335
                                          ============         ============       ============    ============    ============
   Unrealized Appreciation                $ 41,409,051         $ 22,816,049       $ 67,966,836    $187,089,361    $  3,801,548
   Unrealized Depreciation                  (5,923,221)          (6,543,778)        (3,618,045)       (650,418)     (2,011,764)
                                          ------------         ------------       ------------    ------------    ------------
   Net Unrealized Appreciation
     (Depreciation)                       $ 35,485,830         $ 16,272,271       $ 64,348,791    $186,438,943    $  1,789,784
                                          ============         ============       ============    ============    ============

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

6. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                                   Notes to Quarterly Report  57

RUSSELL INVESTMENT FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                           PRINCIPAL                                 COST          MARKET VALUE
         FUND - % OF NET ASSETS         ACQUISITION       AMOUNT ($)        COST PER UNIT            (000)             (000)
               SECURITIES                  DATE            OR SHARES              $                    $                 $
      ---------------------------------------------------------------------------------------------------------------------------
      Core Bond Fund - 0.8%
      BNP Paribas Capital Trust              06/01/06           450,000                112.22               505               507
      DG Funding Trust                       11/04/03                49             10,537.12               516               513
      Parker Hannifin Employee
         Stock Ownership Trust               03/09/99           111,012                100.00               111               112
      SB Treasury Co. LLC                    03/27/00           350,000                106.82               374               372
      SBI Heloc Trust                        09/28/06           400,000                100.00               400               400
                                                                                                                  ---------------
                                                                                                                            1,904
                                                                                                                  ===============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 58  Notes to Quarterly Report

RUSSELL INVESTMENT FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- SEPTEMBER 30, 2006
(UNAUDITED)

--------------------------------------------------------------------------------

As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIF's investment manager, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

                             Shareholder Requests for Additional Information  59

(RUSSELL LOGO)

Russell Investment Funds
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com                                                36-08-095 (  /06)

ITEM 2. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT FUNDS


By:  /s/ Greg J. Stark
    ----------------------------------------------------------------------------
       Greg J. Stark
       Principal Executive Officer and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Greg J. Stark
    ----------------------------------------------------------------------------
       Greg J. Stark
       Principal Executive Officer and Chief Executive Officer

Date: November 27, 2006



By:  /s/ Mark E. Swanson
    ----------------------------------------------------------------------------
       Mark E. Swanson
       Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 27, 2006